Schedule of Investments (unaudited)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)(b)	2,336,154	$91,180,091
Aerojet Rocketdyne Holdings Inc.(a)	5,247,215	245,359,773
Aerovironment Inc.(a)(b)(c)	1,616,671	100,282,102
Kaman Corp.(a)	1,951,310	84,199,027
Moog Inc., Class A(a)	2,053,283	166,254,325
National Presto Industries Inc.(a)	356,077	29,208,996
Park Aerospace Corp.(a)	1,365,102	18,019,346
Triumph Group Inc.(a)(b)	3,657,228	67,768,435
		802,272,095
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,891,351	178,013,956
Forward Air Corp.(a)	1,889,669	228,820,019
Hub Group Inc., Class A(a)(b)(c)	2,379,787	200,473,257
		607,307,232
Airlines — 0.5%
Allegiant Travel Co.(a)(b)(c)	1,064,480	199,100,339
Hawaiian Holdings Inc.(a)(b)	3,597,395	66,084,146
SkyWest Inc.(a)(b)	3,529,699	138,717,171
		403,901,656
Auto Components — 1.4%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	7,991,700	74,562,561
Cooper-Standard Holdings Inc.(a)(b)(c)	1,193,547	26,747,388
Dorman Products Inc.(a)(b)(c)	1,995,116	225,468,059
Gentherm Inc.(a)(b)(c)	2,328,015	202,304,504
LCI Industries(a)	1,770,589	275,981,708
Motorcar Parts of America Inc.(a)(b)(c)	1,349,032	23,027,976
Patrick Industries Inc.(a)	1,574,519	127,047,938
Standard Motor Products Inc.(a)	1,340,983	70,254,099
		1,025,394,233
Automobiles — 0.2%
Winnebago Industries Inc.(a)	2,344,215	175,628,588

Banks — 9.8%
Allegiance Bancshares Inc.(a)	1,302,349	54,972,151
Ameris Bancorp.(a)	4,574,559	227,264,091
Banc of California Inc.(a)	3,777,831	74,121,044
BancFirst Corp.	1,323,644	93,396,321
Bancorp. Inc. (The)(a)(b)(c)	3,746,731	94,829,762
BankUnited Inc.(a)	5,827,124	246,545,616
Banner Corp.(a)	2,134,451	129,497,142
Berkshire Hills Bancorp. Inc.(a)	3,207,785	91,197,328
Brookline Bancorp. Inc.(a)	4,873,841	78,907,486
Cadence Bank	1	30
Central Pacific Financial Corp.(a)	1,578,223	44,458,542
City Holding Co.(a)	990,496	81,012,668
Columbia Banking System Inc.(a)	5,144,674	168,333,733
Community Bank System Inc.(a)	3,505,054	261,056,422
Customers Bancorp. Inc.(a)(b)(c)	2,015,334	131,742,384
CVB Financial Corp.(a)	8,621,886	184,594,579
Dime Community Bancshares Inc.(a)	2,330,146	81,927,933
Eagle Bancorp. Inc.(a)	2,094,192	122,175,161
FB Financial Corp.(a)	2,507,142	109,862,962
First BanCorp./Puerto Rico(a)	13,297,533	183,240,005
First Bancorp./Southern Pines NC(a)	2,333,459	106,685,745
First Commonwealth Financial Corp.(a)	5,918,082	95,221,939
First Financial Bancorp.(a)	6,011,638	146,563,734
First Hawaiian Inc.(a)	9,028,732	246,755,246
First Midwest Bancorp. Inc.(a)	7,407,897	151,713,731
Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.(a)	3,647,224	$123,859,727
Hanmi Financial Corp.(a)	1,899,259	44,974,453
Heritage Financial Corp./WA(a)	2,266,314	55,388,714
Hilltop Holdings Inc.(a)	3,945,048	138,628,987
HomeStreet Inc.(a)	1,328,278	69,070,456
Hope Bancorp Inc.(a)	7,780,694	114,454,009
Independent Bank Corp.(a)	3,094,767	252,316,354
Independent Bank Group Inc.(a)	2,589,034	186,798,803
Investors Bancorp. Inc.(a)	15,794,729	239,290,144
Lakeland Financial Corp.(a)	1,659,506	132,992,811
Meta Financial Group Inc.(a)	2,017,895	120,387,616
National Bank Holdings Corp., Class A(a)	2,017,550	88,651,147
NBT Bancorp. Inc.(a)	2,816,573	108,494,392
OFG Bancorp.(a)	3,211,257	85,290,986
Old National Bancorp./IN(a)	10,702,370	193,926,944
Pacific Premier Bancorp. Inc.(a)	6,268,591	250,931,698
Park National Corp.(a)	1,012,781	139,064,959
Preferred Bank/Los Angeles CA	631,079	45,305,161
Renasant Corp.(a)	3,666,937	139,160,259
S&T Bancorp. Inc.(a)	2,484,613	78,315,002
Seacoast Banking Corp. of Florida(a)	4,034,888	142,794,686
ServisFirst Bancshares Inc.(a)	3,418,825	290,394,995
Simmons First National Corp., Class A(a)	7,388,563	218,553,694
Southside Bancshares Inc.(a)	2,075,330	86,790,301
Tompkins Financial Corp.(a)	833,963	69,702,628
Triumph Bancorp. Inc.(a)(b)(c)	1,655,811	197,173,974
Trustmark Corp.(a)	3,769,214	122,348,686
United Community Banks Inc./GA(a)	5,827,303	209,433,270
Veritex Holdings Inc.(a)	3,248,645	129,231,098
Westamerica Bancorp.(a)	1,760,353	101,625,179
		7,381,426,888
Beverages — 0.7%
Celsius Holdings Inc.(b)(c)	2,673,177	199,338,809
Coca-Cola Consolidated Inc.	325,377	201,470,185
MGP Ingredients Inc.(c)	877,182	74,551,698
National Beverage Corp.	1,634,617	74,097,188
		549,457,880
Biotechnology — 2.2%
Anika Therapeutics Inc.(a)(b)(c)	1,014,232	36,339,932
Avid Bioservices Inc.(a)(b)(c)	4,297,684	125,406,419
Coherus Biosciences Inc.(a)(b)(c)	4,465,355	71,267,066
Cytokinetics Inc.(a)(b)(c)	5,876,727	267,861,217
Eagle Pharmaceuticals Inc./DE(a)(b)(c)	798,255	40,647,145
Emergent BioSolutions Inc.(a)(b)(c)	3,354,603	145,824,592
Enanta Pharmaceuticals Inc.(a)(b)(c)	1,260,558	94,264,527
Ligand Pharmaceuticals Inc.(a)(b)(c)	1,170,841	180,848,101
Myriad Genetics Inc.(a)(b)(c)	5,594,713	154,414,079
Organogenesis Holdings Inc., Class A(b)(c)	4,416,521	40,808,654
REGENXBIO Inc.(a)(b)(c)	2,637,020	86,230,554
Spectrum Pharmaceuticals Inc.(a)(b)(c)	11,517,570	14,627,314
uniQure NV(a)(b)(c)	2,524,969	52,367,857
Vanda Pharmaceuticals Inc.(a)(b)(c)	3,903,461	61,245,303
Vericel Corp.(a)(b)(c)	3,279,950	128,902,035
Xencor Inc.(a)(b)(c)	4,097,276	164,382,713
		1,665,437,508
Building Products — 2.0%
AAON Inc.(a)(c)	2,903,196	230,600,858
American Woodmark Corp.(a)(b)(c)	1,160,836	75,686,507
Apogee Enterprises Inc.(a)	1,775,099	85,471,017

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Gibraltar Industries Inc.(a)(b)	2,292,197	$152,843,696
Griffon Corp.(a)	3,335,671	94,999,910
Insteel Industries Inc.(a)(c)	1,359,817	54,134,315
PGT Innovations Inc.(a)(b)(c)	4,177,811	93,958,970
Quanex Building Products Corp.(a)	2,348,712	58,201,083
Resideo Technologies Inc.(a)(b)(c)	10,118,976	263,396,945
UFP Industries Inc.(a)	4,335,729	398,930,425
		1,508,223,726
Capital Markets — 1.0%
B. Riley Financial Inc.	1,120,362	99,555,367
Blucora Inc.(a)(b)(c)	3,413,492	59,121,681
BrightSphere Investment Group Inc.	2,511,691	64,299,290
Donnelley Financial Solutions Inc.(a)(b)(c)	2,043,548	96,332,853
Greenhill & Co. Inc.(a)	974,422	17,471,387
Piper Sandler Cos.(a)	988,900	176,528,539
StoneX Group Inc.(a)(b)(c)	1,180,212	72,287,985
Virtus Investment Partners Inc.(a)	483,000	143,499,300
WisdomTree Investments Inc.(a)	7,601,786	46,522,930
		775,619,332
Chemicals — 3.0%
AdvanSix Inc.(a)	1,971,057	93,132,443
American Vanguard Corp.(a)	1,890,445	30,984,394
Balchem Corp.(a)(c)	2,268,609	382,487,477
Ferro Corp.(a)(b)	5,797,094	126,550,562
FutureFuel Corp.	1,813,791	13,857,363
GCP Applied Technologies Inc.(a)(b)	3,759,570	119,027,986
Hawkins Inc.(a)	1,316,564	51,938,450
HB Fuller Co.(a)	3,682,293	298,265,733
Innospec Inc.(a)	1,726,791	155,998,299
Koppers Holdings Inc.(a)(b)(c)	1,492,800	46,724,640
Kraton Corp.(a)(b)	2,252,404	104,331,353
Livent Corp.(a)(b)(c)	11,319,697	275,974,213
Quaker Chemical Corp.(a)	940,683	217,090,823
Rayonier Advanced Materials Inc.(a)(b)(c)	4,477,356	25,565,703
Stepan Co.(a)	1,491,941	185,433,347
Tredegar Corp.(a)	1,801,285	21,291,189
Trinseo PLC(a)	2,720,027	142,692,616
		2,291,346,591
Commercial Services & Supplies — 2.1%
ABM Industries Inc.(a)	4,710,901	192,440,306
Brady Corp., Class A, NVS	3,399,877	183,253,370
CoreCivic Inc.(a)(b)	8,427,785	84,025,016
Deluxe Corp.(a)	2,985,161	95,853,520
Harsco Corp.(a)(b)(c)	5,549,398	92,730,441
Healthcare Services Group Inc.(a)	5,222,558	92,909,307
HNI Corp.(a)	3,051,840	128,329,872
Interface Inc.(a)(c)	4,148,404	66,167,044
KAR Auction Services Inc.(a)(b)	8,488,282	132,586,965
Matthews International Corp., Class A(a)	2,214,965	81,222,767
Pitney Bowes Inc.	7,894,604	52,341,225
U.S. Ecology Inc.(a)(b)	2,207,893	70,520,102
UniFirst Corp./MA(a)	1,067,261	224,551,714
Viad Corp.(a)(b)(c)	1,438,431	61,550,462
		1,558,482,111
Communications Equipment — 1.3%
ADTRAN Inc.(a)	3,410,761	77,867,674
CalAmp Corp.(a)(b)(c)	2,520,488	17,794,645
Comtech Telecommunications Corp.(a)	1,846,005	43,731,859
Digi International Inc.(a)(b)(c)	2,389,986	58,721,956
Security	Shares	Value
Communications Equipment (continued)
Extreme Networks Inc.(b)(c)	5,838,562	$91,665,423
Harmonic Inc.(a)(b)(c)	7,186,438	84,512,511
NETGEAR Inc.(a)(b)(c)	2,050,454	59,893,761
NetScout Systems Inc.(a)(b)(c)	5,175,708	171,212,421
Plantronics Inc.(a)(b)	2,994,020	87,844,547
Viavi Solutions Inc.(a)(b)(c)	16,655,913	293,477,187
		986,721,984
Construction & Engineering — 1.1%
Arcosa Inc.(a)	3,386,012	178,442,832
Comfort Systems USA Inc.(a)(c)	2,525,993	249,921,748
Granite Construction Inc.(a)	3,210,749	124,255,986
MYR Group Inc.(a)(b)(c)	1,181,947	130,664,241
NV5 Global Inc.(a)(b)(c)	827,918	114,352,034
		797,636,841
Consumer Finance — 0.9%
Encore Capital Group Inc.(a)(b)(c)	1,737,366	107,907,802
Enova International Inc.(a)(b)(c)	2,551,783	104,521,032
EZCORP Inc., Class A, NVS(b)(c)	3,729,116	27,483,585
Green Dot Corp., Class A(a)(b)(c)	3,605,796	130,674,047
LendingTree Inc.(a)(b)(c)	803,500	98,509,100
PRA Group Inc.(a)(b)(c)	3,055,573	153,420,320
World Acceptance Corp.(b)(c)	296,295	72,719,682
		695,235,568
Containers & Packaging — 0.2%
Myers Industries Inc.(a)	2,539,697	50,819,337
O-I Glass Inc.(a)(b)	10,987,609	132,180,936
		183,000,273
Diversified Consumer Services — 0.5%
Adtalem Global Education Inc.(a)(b)(c)	3,486,724	103,067,561
American Public Education Inc.(a)(b)(c)	1,314,109	29,238,925
Perdoceo Education Corp.(a)(b)(c)	4,911,981	57,764,897
Strategic Education Inc.(a)	1,585,705	91,717,177
WW International Inc.(a)(b)(c)	3,728,577	60,141,947
		341,930,507
Diversified Telecommunication Services — 0.4%
ATN International Inc.	766,954	30,639,812
Cogent Communications Holdings Inc.(a)	2,974,272	217,657,225
Consolidated Communications Holdings Inc.(a)(b)(c)	5,064,090	37,879,393
		286,176,430
Electrical Equipment — 0.4%
AZZ Inc.(a)	1,740,395	96,226,440
Encore Wire Corp.(a)(c)	1,420,098	203,216,024
Powell Industries Inc.(a)	632,413	18,649,859
		318,092,323
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries Inc.(a)	2,640,372	240,432,274
Arlo Technologies Inc.(a)(b)(c)	5,906,420	61,958,346
Badger Meter Inc.(a)	2,050,369	218,487,321
Benchmark Electronics Inc.(a)(c)	2,467,971	66,882,014
CTS Corp.(a)	2,257,844	82,908,032
ePlus Inc.(a)(b)	1,892,845	101,986,489
Fabrinet(a)(b)(c)	2,593,796	307,287,012
FARO Technologies Inc.(a)(b)(c)	1,275,460	89,307,709
Insight Enterprises Inc.(a)(b)(c)	2,444,954	260,632,096
Itron Inc.(a)(b)(c)	3,171,730	217,326,939
Knowles Corp.(a)(b)(c)	6,469,795	151,069,713
Methode Electronics Inc.(a)	2,674,336	131,497,101
OSI Systems Inc.(a)(b)(c)	1,169,079	108,958,163

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
PC Connection Inc.	773,171	$33,346,865
Plexus Corp.(a)(b)(c)	1,979,194	189,784,913
Rogers Corp.(a)(b)(c)	1,312,179	358,224,867
Sanmina Corp.(a)(b)	4,510,252	186,995,048
ScanSource Inc.(a)(b)(c)	1,788,829	62,752,121
TTM Technologies Inc.(a)(b)(c)	7,311,743	108,944,971
		2,978,781,994
Energy Equipment & Services — 1.2%
Archrock Inc.(a)	9,390,369	70,239,960
Bristow Group Inc.(a)(b)(c)	1,623,913	51,429,325
Core Laboratories NV(a)(c)	3,243,302	72,358,068
DMC Global Inc.(a)(b)(c)	1,311,973	51,967,250
Dril-Quip Inc.(a)(b)(c)	2,479,320	48,793,018
Helix Energy Solutions Group Inc.(a)(b)(c)	9,963,583	31,086,379
Helmerich & Payne Inc.(a)	7,559,422	179,158,301
Nabors Industries Ltd.(a)(b)(c)	544,108	44,121,718
Oceaneering International Inc.(a)(b)(c)	6,992,429	79,084,372
Oil States International Inc.(a)(b)(c)	4,311,299	21,427,156
Patterson-UTI Energy Inc.(a)	15,071,186	127,351,522
ProPetro Holding Corp.(a)(b)(c)	5,939,015	48,106,021
RPC Inc.(b)(c)	5,000,871	22,703,954
U.S. Silica Holdings Inc.(a)(b)	5,224,829	49,113,393
		896,940,437
Entertainment — 0.2%
Cinemark Holdings Inc.(a)(b)	7,459,350	120,244,722
Marcus Corp. (The)(a)(b)	1,535,497	27,423,976
		147,668,698
Equity Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust(a)	6,082,295	132,776,500
Agree Realty Corp.(a)	4,889,731	348,931,204
Alexander & Baldwin Inc.(a)	5,081,610	127,497,595
American Assets Trust Inc.(a)	3,685,980	138,334,829
Armada Hoffler Properties Inc.(a)	4,253,129	64,732,623
Brandywine Realty Trust(a)	11,989,207	160,895,158
CareTrust REIT Inc.(a)	6,709,923	153,187,542
Centerspace(a)	1,000,572	110,963,435
Chatham Lodging Trust(a)(b)	3,416,923	46,880,184
Community Healthcare Trust Inc.(a)	1,623,942	76,763,738
DiamondRock Hospitality Co.(a)(b)	14,564,571	139,965,527
Diversified Healthcare Trust(a)	16,789,021	51,878,075
Easterly Government Properties Inc.(a)	5,848,985	134,058,736
Essential Properties Realty Trust Inc.(a)	8,521,266	245,668,099
Four Corners Property Trust Inc.(a)	5,425,583	159,566,396
Franklin Street Properties Corp., Class C(a)	6,678,427	39,736,641
GEO Group Inc. (The)(a)(c)	7,658,536	59,353,654
Getty Realty Corp.(a)	2,619,076	84,046,149
Global Net Lease Inc.(a)	7,258,827	110,914,877
Hersha Hospitality Trust(a)(b)	2,320,056	21,274,913
Independence Realty Trust Inc.(a)	7,325,481	189,217,174
Industrial Logistics Properties Trust(a)	4,582,464	114,790,723
Innovative Industrial Properties Inc.(a)	1,676,330	440,723,920
iStar Inc.(a)(c)	4,804,331	124,095,870
Lexington Realty Trust(a)	19,816,859	309,539,338
LTC Properties Inc.(a)	2,758,713	94,182,462
NexPoint Residential Trust Inc.(a)	1,351,111	113,263,635
Office Properties Income Trust(a)	3,392,969	84,281,350
Orion Office REIT Inc.(a)(b)	3,795,564	70,863,180
Retail Opportunity Investments Corp.(a)	8,516,263	166,918,755
RPT Realty(a)	5,905,784	79,019,390
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Safehold Inc.(c)	990,716	$79,108,673
Saul Centers Inc.	915,534	48,541,613
Service Properties Trust(a)(c)	11,253,140	98,915,101
SITE Centers Corp.	9,273,175	146,794,360
Summit Hotel Properties Inc.(a)(b)	7,458,490	72,794,862
Tanger Factory Outlet Centers Inc.(a)	7,285,338	140,461,317
Uniti Group Inc.(a)	16,538,944	231,710,605
Universal Health Realty Income Trust(a)	898,169	53,414,110
Urstadt Biddle Properties Inc., Class A(a)	1,947,702	41,486,053
Veris Residential Inc.(a)(b)	5,607,369	103,063,442
Washington REIT(a)	5,936,783	153,465,841
Whitestone REIT(a)	3,242,864	32,850,212
Xenia Hotels & Resorts Inc.(a)(b)	8,001,637	144,909,646
		5,541,837,507
Food & Staples Retailing — 0.7%
Andersons Inc. (The)(a)	2,168,934	83,959,435
Chefs’ Warehouse Inc. (The)(a)(b)(c)	2,282,731	76,014,943
PriceSmart Inc.(a)	1,685,581	123,333,962
SpartanNash Co.(a)	2,518,412	64,874,293
United Natural Foods Inc.(a)(b)(c)	3,947,866	193,761,263
		541,943,896
Food Products — 1.4%
B&G Foods Inc.(a)(c)	4,546,778	139,722,488
Calavo Growers Inc.(a)	1,238,960	52,531,904
Cal-Maine Foods Inc.(a)(c)	2,623,795	97,054,177
Fresh Del Monte Produce Inc.	2,331,866	64,359,502
J&J Snack Foods Corp.(a)	1,041,792	164,561,464
John B Sanfilippo & Son Inc.(a)	621,616	56,044,898
Seneca Foods Corp., Class A(a)(b)	440,462	21,120,153
Simply Good Foods Co. (The)(a)(b)(c)	5,911,040	245,721,933
Tootsie Roll Industries Inc.	1,212,549	43,930,650
TreeHouse Foods Inc.(a)(b)(c)	3,912,524	158,574,598
		1,043,621,767
Gas Utilities — 0.6%
Chesapeake Utilities Corp.(a)	1,160,005	169,140,329
Northwest Natural Holding Co.(a)	2,153,056	105,026,072
South Jersey Industries Inc.(a)	7,883,477	205,916,419
		480,082,820
Health Care Equipment & Supplies — 2.9%
AngioDynamics Inc.(a)(b)(c)	2,708,010	74,686,916
Avanos Medical Inc.(a)(b)	3,376,113	117,049,838
BioLife Solutions Inc.(b)(c)	2,053,185	76,522,205
Cardiovascular Systems Inc.(a)(b)(c)	2,841,208	53,357,886
CONMED Corp.(a)	2,049,431	290,527,338
CryoLife Inc.(a)(b)(c)	2,755,656	56,077,600
Cutera Inc.(a)(b)(c)	1,144,925	47,308,301
Glaukos Corp.(a)(b)(c)	3,285,166	145,992,777
Heska Corp.(a)(b)(c)	750,425	136,945,058
Inogen Inc.(a)(b)	1,414,247	48,084,398
Integer Holdings Corp.(a)(b)(c)	2,314,977	198,138,881
Lantheus Holdings Inc.(a)(b)(c)	4,742,538	137,011,923
LeMaitre Vascular Inc.(a)	1,349,892	67,805,075
Meridian Bioscience Inc.(a)(b)(c)	3,037,599	61,967,020
Merit Medical Systems Inc.(a)(b)(c)	3,561,735	221,896,090
Mesa Laboratories Inc.(a)(c)	366,071	120,104,234
Natus Medical Inc.(a)(b)	2,393,133	56,789,046
OraSure Technologies Inc.(a)(b)(c)	5,047,345	43,861,428
Orthofix Medical Inc.(a)(b)(c)	1,387,009	43,122,110
Surmodics Inc.(a)(b)(c)	971,944	46,799,104

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tactile Systems Technology Inc.(a)(b)(c)	1,392,403	$26,497,429
Varex Imaging Corp.(a)(b)(c)	2,760,569	87,095,952
Zynex Inc.(b)	1,392,514	13,883,365
		2,171,523,974
Health Care Providers & Services — 3.9%
Addus HomeCare Corp.(a)(b)(c)	1,115,902	104,347,996
AMN Healthcare Services Inc.(a)(b)(c)	3,311,686	405,118,548
Apollo Medical Holdings Inc.(b)(c)	2,646,393	194,456,958
Community Health Systems Inc.(a)(b)(c)	8,700,514	115,803,841
CorVel Corp.(b)	657,988	136,861,504
Covetrus Inc.(a)(b)(c)	7,239,938	144,581,562
Cross Country Healthcare Inc.(a)(b)(c)	2,476,360	68,743,754
Ensign Group Inc. (The)(a)	3,678,179	308,819,909
Fulgent Genetics Inc.(b)(c)	1,358,507	136,652,219
Hanger Inc.(a)(b)(c)	2,576,542	46,712,707
Joint Corp. (The)(a)(b)	1,009,851	66,337,112
Magellan Health Inc.(a)(b)	1,609,569	152,892,959
MEDNAX Inc.(a)(b)(c)	6,056,881	164,807,732
ModivCare Inc.(a)(b)	886,660	131,482,811
Owens & Minor Inc.(a)(c)	5,289,051	230,073,719
Pennant Group Inc. (The)(a)(b)(c)	1,895,482	43,747,725
RadNet Inc.(b)(c)	2,484,582	74,810,764
Select Medical Holdings Corp.(a)	7,428,898	218,409,601
Tivity Health Inc.(a)(b)(c)	3,102,370	82,026,663
U.S. Physical Therapy Inc.(a)	904,679	86,442,078
		2,913,130,162
Health Care Technology — 1.3%
Allscripts Healthcare Solutions Inc.(a)(b)(c)	8,587,491	158,439,209
Computer Programs & Systems Inc.(a)(b)(c)	1,028,982	30,149,172
HealthStream Inc.(a)(b)	1,769,113	46,633,819
NextGen Healthcare Inc.(a)(b)(c)	4,033,751	71,760,430
Omnicell Inc.(a)(b)(c)	3,078,513	555,486,886
OptimizeRx Corp.(a)(b)(c)	1,245,058	77,330,552
Simulations Plus Inc.(a)(c)	1,101,106	52,082,314
Tabula Rasa HealthCare Inc.(a)(b)(c)	1,641,111	24,616,665
		1,016,499,047
Hotels, Restaurants & Leisure — 1.4%
BJ’s Restaurants Inc.(a)(b)	1,632,797	56,413,136
Bloomin’ Brands Inc.(a)(b)	5,690,231	119,381,046
Brinker International Inc.(a)(b)	3,182,115	116,433,588
Cheesecake Factory Inc. (The)(a)(b)	3,399,197	133,078,563
Chuy’s Holdings Inc.(a)(b)(c)	1,387,424	41,789,211
Dave & Buster’s Entertainment Inc.(a)(b)	2,704,790	103,863,936
Dine Brands Global Inc.(a)	1,206,305	91,449,982
El Pollo Loco Holdings Inc.(b)(c)	1,361,108	19,314,123
Fiesta Restaurant Group Inc.(b)(c)	1,203,612	13,251,768
Monarch Casino & Resort Inc.(b)(c)	918,920	67,954,134
Red Robin Gourmet Burgers Inc.(a)(b)(c)	1,103,917	18,247,748
Ruth’s Hospitality Group Inc.(a)(b)	2,223,406	44,245,779
Shake Shack Inc., Class A(a)(b)(c)	2,742,135	197,872,462
		1,023,295,476
Household Durables — 2.5%
Cavco Industries Inc.(a)(b)	597,930	189,932,464
Century Communities Inc.(a)	2,081,472	170,243,595
Ethan Allen Interiors Inc.(a)	1,543,843	40,587,632
Installed Building Products Inc.(a)	1,644,973	229,835,628
iRobot Corp.(a)(b)(c)	1,888,735	124,429,862
La-Z-Boy Inc.(a)	3,105,410	112,757,437
LGI Homes Inc.(a)(b)(c)	1,497,191	231,286,066
Security	Shares	Value

Household Durables (continued)
M/I Homes Inc.(a)(b)	2,038,810	$126,773,206
MDC Holdings Inc.(a)	3,961,382	221,163,957
Meritage Homes Corp.(a)(b)(c)	2,613,942	319,057,761
Tupperware Brands Corp.(a)(b)(c)	3,424,783	52,364,932
Universal Electronics Inc.(a)(b)(c)	920,435	37,507,726
		1,855,940,266
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)(c)	684,803	36,041,182
Central Garden & Pet Co., Class A, NVS(b)(c)	2,813,850	134,642,722
WD-40 Co.(a)(c)	960,851	235,062,589
		405,746,493
Insurance — 2.6%
Ambac Financial Group Inc.(b)(c)	2,217,455	35,590,153
American Equity Investment Life Holding Co.(a)	5,768,496	224,509,864
AMERISAFE Inc.(a)	1,360,186	73,218,812
Assured Guaranty Ltd.(a)	4,892,771	245,617,104
eHealth Inc.(a)(b)(c)	1,668,197	42,539,023
Employers Holdings Inc.(a)	1,739,258	71,970,496
Genworth Financial Inc., Class A(a)(b)	29,170,723	118,141,428
HCI Group Inc.(a)	561,525	46,909,798
Horace Mann Educators Corp.(a)	2,656,081	102,790,335
James River Group Holdings Ltd.(a)	2,486,752	71,643,325
Palomar Holdings Inc.(a)(b)(c)	1,691,628	109,566,746
ProAssurance Corp.(a)	3,456,977	87,461,518
Safety Insurance Group Inc.(a)	940,230	79,947,757
Selectquote Inc.(a)(b)(c)	8,730,677	79,099,934
SiriusPoint Ltd.(b)(c)	6,126,866	49,811,421
Stewart Information Services Corp.(a)	1,720,779	137,197,710
Trupanion Inc.(a)(b)(c)	2,403,889	317,385,465
United Fire Group Inc.(a)	1,506,362	34,932,535
Universal Insurance Holdings Inc.(a)	1,918,422	32,613,174
		1,960,946,598
Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)(c)	4,551,135	73,227,762
QuinStreet Inc.(a)(b)(c)	3,496,434	63,600,135
		136,827,897
Internet & Direct Marketing Retail — 0.3%
Liquidity Services Inc.(a)(b)(c)	1,867,129	41,226,208
PetMed Express Inc.(a)	1,448,671	36,593,430
Shutterstock Inc.	1,638,800	181,710,144
		259,529,782
IT Services — 1.6%
CSG Systems International Inc.(a)	2,287,240	131,790,769
EVERTEC Inc.(a)	4,187,775	209,304,994
ExlService Holdings Inc.(a)(b)(c)	2,333,338	337,797,342
Perficient Inc.(a)(b)(c)	2,308,040	298,406,492
TTEC Holdings Inc.	1,283,947	116,261,401
Unisys Corp.(a)(b)(c)	4,704,945	96,780,719
		1,190,341,717
Leisure Products — 0.4%
Sturm Ruger & Co. Inc.(a)	1,232,938	83,864,443
Vista Outdoor Inc.(a)(b)(c)	4,014,168	184,932,720
		268,797,163
Life Sciences Tools & Services — 0.4%
NeoGenomics Inc.(a)(b)(c)	8,627,553	294,372,108

Machinery — 5.6%
Alamo Group Inc.(a)	693,414	102,056,673
Albany International Corp., Class A(a)	2,268,535	200,651,921

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Astec Industries Inc.(a)	1,594,988	$110,484,819
Barnes Group Inc.(a)	3,263,226	152,033,699
Chart Industries Inc.(a)(b)(c)	2,495,594	398,022,287
CIRCOR International Inc.(a)(b)(c)	1,419,379	38,578,721
Enerpac Tool Group Corp.(a)(c)	4,224,297	85,668,743
EnPro Industries Inc.(a)	1,443,599	158,896,942
ESCO Technologies Inc.(a)	1,825,852	164,308,421
Federal Signal Corp.(a)	4,278,703	185,438,988
Franklin Electric Co. Inc.(a)	2,733,474	258,477,301
Greenbrier Companies Inc. (The)(a)	2,280,291	104,642,554
Hillenbrand Inc.(a)	5,116,948	266,030,127
John Bean Technologies Corp.(a)(c)	2,225,603	341,763,597
Lindsay Corp.(a)	765,647	116,378,344
Meritor Inc.(a)(b)(c)	4,914,398	121,778,782
Mueller Industries Inc.(a)	4,020,933	238,682,583
Proto Labs Inc.(a)(b)(c)	1,933,062	99,262,734
SPX Corp.(a)(b)(c)	3,181,633	189,879,857
SPX FLOW Inc.(a)(c)	2,941,492	254,380,228
Standex International Corp.(a)	855,487	94,668,191
Tennant Co.(a)	1,298,696	105,246,324
Titan International Inc.(a)(b)	3,583,933	39,279,906
Wabash National Corp.(a)	3,466,605	67,668,130
Watts Water Technologies Inc., Class A(a)	1,930,647	374,873,728
		4,269,153,600
Marine — 0.3%
Matson Inc.(a)	2,945,843	265,214,245

Media — 0.7%
AMC Networks Inc., Class A(a)(b)(c)	2,047,975	70,532,259
EW Scripps Co. (The), Class A, NVS	4,006,288	77,521,673
Gannett Co. Inc.(a)(b)(c)	9,972,216	53,151,911
Loyalty Ventures Inc.(a)(b)(c)	1,399,685	42,088,528
Scholastic Corp.	2,134,265	85,285,229
TechTarget Inc.(a)(b)(c)	1,817,221	173,835,361
Thryv Holdings Inc.(b)(c)	1,189,913	48,941,122
		551,356,083
Metals & Mining — 1.3%
Allegheny Technologies Inc.(a)(b)(c)	8,915,198	142,019,104
Arconic Corp.(a)(b)(c)	7,463,387	246,366,405
Carpenter Technology Corp.(a)	3,376,185	98,550,840
Century Aluminum Co.(b)(c)	3,536,344	58,561,857
Haynes International Inc.(a)	891,295	35,945,927
Kaiser Aluminum Corp.(a)	1,111,421	104,406,889
Materion Corp.(a)	1,431,993	131,657,436
Olympic Steel Inc.(a)(c)	653,444	15,355,934
SunCoke Energy Inc.(a)	5,836,284	38,461,112
TimkenSteel Corp.(a)(b)(c)	2,881,428	47,543,562
Warrior Met Coal Inc.	2,470,246	63,510,025
		982,379,091
Mortgage Real Estate Investment — 1.3%
Apollo Commercial Real Estate Finance Inc.(a)	9,213,263	121,246,541
ARMOUR Residential REIT Inc.(a)	6,254,908	61,360,647
Ellington Financial Inc.(a)	3,822,513	65,326,747
Franklin BSP Realty Trust Inc.(a)	3,087,304	46,124,322
Granite Point Mortgage Trust Inc.(a)	3,668,210	42,954,739
Invesco Mortgage Capital Inc.(a)	20,284,513	56,390,946
KKR Real Estate Finance Trust Inc.(a)	3,110,941	64,800,901
New York Mortgage Trust Inc.(a)	26,480,222	98,506,426
PennyMac Mortgage Investment Trust	6,806,916	117,963,854
Ready Capital Corp.(a)	4,125,086	64,475,094
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Redwood Trust Inc.(a)	8,008,892	$105,637,286
Two Harbors Investment Corp.(a)	24,094,510	139,025,323
		983,812,826
Multi-Utilities — 0.3%
Avista Corp.(a)	4,961,101	210,797,181
Unitil Corp.(a)	1,119,148	51,469,617
		262,266,798
Multiline Retail — 0.1%
Big Lots Inc.(a)	2,280,991	102,758,645
Oil, Gas & Consumable Fuels — 3.4%
Callon Petroleum Co.(a)(b)(c)	3,325,961	157,151,657
Civitas Resources Inc.	3,283,689	160,802,250
CONSOL Energy Inc.(a)(b)(c)	2,222,576	50,474,701
Dorian LPG Ltd.	1,945,615	24,689,854
Green Plains Inc.(a)(b)(c)	2,747,393	95,499,381
Laredo Petroleum Inc.(a)(b)(c)	1,004,702	60,412,731
Matador Resources Co.(a)(c)	7,728,894	285,350,767
Par Pacific Holdings Inc.(b)(c)	2,473,995	40,796,178
PBF Energy Inc., Class A(a)(b)	6,655,785	86,325,531
PDC Energy Inc.(a)	6,822,886	332,820,379
Penn Virginia Corp.(a)(b)(c)	1,477,528	39,775,054
Range Resources Corp.(a)(b)(c)	17,501,649	312,054,402
Renewable Energy Group Inc.(a)(b)(c)	3,526,271	149,654,941
REX American Resources Corp.(a)(b)(c)	369,076	35,431,296
SM Energy Co.(a)(c)	8,513,821	250,987,443
Southwestern Energy Co.(a)(b)(c)	71,107,334	331,360,176
Talos Energy Inc.(b)(c)	2,875,817	28,183,007
World Fuel Services Corp.(a)	4,433,930	117,366,127
		2,559,135,875
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)(b)(c)	1,169,314	42,878,744
Glatfelter Corp.(a)	3,119,650	53,657,980
Mercer International Inc.	2,889,974	34,650,788
Neenah Inc.(a)	1,174,216	54,342,717
Schweitzer-Mauduit International Inc.(a)	2,204,106	65,902,769
Sylvamo Corp.(a)(b)	2,472,178	68,949,045
		320,382,043
Personal Products — 0.9%
Edgewell Personal Care Co.(a)	3,808,693	174,095,357
elf Beauty Inc.(a)(b)(c)	3,354,152	111,391,388
Inter Parfums Inc.	1,245,071	133,098,090
Medifast Inc.(a)	813,821	170,438,532
USANA Health Sciences Inc.(b)(c)	818,160	82,797,792
		671,821,159
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals Inc.(a)(b)(c)	2,581,456	60,122,110
ANI Pharmaceuticals Inc.(b)	760,262	35,032,873
Cara Therapeutics Inc.(a)(b)(c)	2,966,739	36,134,881
Collegium Pharmaceutical Inc.(a)(b)(c)	2,422,081	45,244,473
Corcept Therapeutics Inc.(a)(b)(c)	6,649,355	131,657,229
Endo International PLC(a)(b)(c)	16,337,101	61,427,500
Harmony Biosciences Holdings Inc.(b)(c)	1,597,767	68,128,785
Innoviva Inc.(a)(b)(c)	4,382,066	75,590,638
Nektar Therapeutics(a)(b)(c)	12,930,096	174,685,597
Pacira BioSciences Inc.(a)(b)(c)	3,120,753	187,775,708
Phibro Animal Health Corp., Class A(a)	1,428,652	29,173,074
Prestige Consumer Healthcare Inc.(a)(b)(c)	3,512,381	213,025,908

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals Inc.(a)(b)(c)	3,726,021	$108,650,772
		1,226,649,548
Professional Services — 1.5%
Exponent Inc.(a)	3,650,836	426,162,086
Forrester Research Inc.(b)(c)	779,061	45,754,252
Heidrick & Struggles International Inc.(a)	1,372,713	60,028,739
Kelly Services Inc., Class A, NVS.	2,524,510	42,336,033
Korn Ferry(a)	3,819,460	289,247,706
ManTech International Corp./VA, Class A(a)	1,931,035	140,830,383
Resources Connection Inc.(a)	2,191,344	39,093,577
TrueBlue Inc.(a)(b)(c)	2,485,979	68,787,039
		1,112,239,815
Real Estate Management & Development — 0.6%
Douglas Elliman Inc.(a)	4,580,286	52,673,289
Marcus & Millichap Inc.(b)(c)	1,750,981	90,105,482
RE/MAX Holdings Inc., Class A(a)	1,314,554	40,080,751
Realogy Holdings Corp.(a)(b)(c)	8,168,338	137,309,762
St Joe Co. (The)(c)	2,310,277	120,249,918
		440,419,202
Road & Rail — 0.5%
ArcBest Corp.(a)(c)	1,791,282	214,685,148
Heartland Express Inc.(c)	3,261,809	54,863,627
Marten Transport Ltd.(a)	4,184,217	71,801,164
		341,349,939
Semiconductors & Semiconductor Equipment — 3.7%
Axcelis Technologies Inc.(a)(b)	2,333,851	174,011,931
CEVA Inc.(a)(b)(c)	1,609,671	69,602,174
Cohu Inc.(a)(b)	3,411,177	129,931,732
Diodes Inc.(a)(b)(c)	3,154,074	346,348,866
FormFactor Inc.(a)(b)(c)	5,481,577	250,617,700
Ichor Holdings Ltd.(a)(b)(c)	1,990,612	91,627,870
Kulicke & Soffa Industries Inc.(a)	4,343,241	262,939,810
MaxLinear Inc.(a)(b)(c)	4,945,815	372,864,993
Onto Innovation Inc.(a)(b)(c)	3,452,537	349,500,320
PDF Solutions Inc.(a)(b)(c)	2,093,262	66,544,799
Photronics Inc.(a)(b)	4,284,541	80,763,598
Rambus Inc.(a)(b)(c)	7,666,421	225,316,113
SMART Global Holdings Inc.(a)(b)(c)	1,622,524	115,182,979
Ultra Clean Holdings Inc.(a)(b)(c)	3,145,699	180,437,295
Veeco Instruments Inc.(a)(b)(c)	3,538,508	100,741,323
		2,816,431,503
Software — 2.6%
8x8 Inc.(a)(b)(c)	7,983,513	133,803,678
Agilysys Inc.(a)(b)(c)	1,362,246	60,565,457
Alarm.com Holdings Inc.(a)(b)(c)	3,226,561	273,644,638
Bottomline Technologies DE Inc.(a)(b)(c)	2,709,750	153,019,583
Consensus Cloud Solutions Inc.(a)(b)(c)	1,127,280	65,235,694
Ebix Inc.(a)(c)	1,669,381	50,749,182
InterDigital Inc.(a)	2,149,331	153,956,580
LivePerson Inc.(a)(b)(c)	4,610,651	164,692,454
OneSpan Inc.(a)(b)(c)	2,414,375	40,875,369
Progress Software Corp.(a)	3,071,690	148,270,476
SPS Commerce Inc.(a)(b)(c)	2,519,560	358,659,366
Vonage Holdings Corp.(b)	11,837,165	246,094,660
Xperi Holding Corp.(a)	6,654,498	125,836,557
		1,975,403,694
Specialty Retail — 4.2%
Aaron’s Co. Inc. (The)(a)	2,205,862	54,374,498
Abercrombie & Fitch Co., Class A(a)(b)	4,139,356	144,173,770
Security	Shares	Value

Specialty Retail (continued)
America’s Car-Mart Inc./TX(a)(b)(c)	426,916	$43,716,198
Asbury Automotive Group Inc.(a)(b)(c)	1,620,989	279,993,430
Barnes & Noble Education Inc.(b)(c)	2,536,510	17,273,633
Bed Bath & Beyond Inc.(a)(b)(c)	7,094,622	103,439,589
Boot Barn Holdings Inc.(a)(b)(c)	2,075,229	255,356,928
Buckle Inc. (The)	2,057,944	87,071,611
Caleres Inc.(a)	2,681,248	60,810,705
Cato Corp. (The), Class A(a)	1,372,009	23,543,674
Chico’s FAS Inc.(a)(b)	8,580,597	46,163,612
Children’s Place Inc. (The)(a)(b)(c)	979,853	77,692,544
Conn’s Inc.(b)(c)	1,346,193	31,662,459
Designer Brands Inc. , Class A(a)(b)	4,298,551	61,082,410
Genesco Inc.(a)(b)(c)	995,096	63,855,310
Group 1 Automotive Inc.(a)	1,268,595	247,655,116
Guess? Inc.	2,730,729	64,663,663
Haverty Furniture Companies Inc.(a)	1,045,101	31,948,738
Hibbett Inc.(a)(c)	1,054,569	75,855,148
Lumber Liquidators Holdings Inc.(a)(b)(c)	2,043,344	34,879,882
MarineMax Inc.(a)(b)(c)	1,523,564	89,951,219
Monro Inc.(a)	2,349,935	136,930,712
ODP Corp. (The)(a)(b)	3,215,859	126,318,942
Rent-A-Center Inc./TX(a)(c)	4,240,076	203,693,251
Sally Beauty Holdings Inc.(a)(b)(c)	7,919,218	146,188,764
Shoe Carnival Inc.	1,226,663	47,937,990
Signet Jewelers Ltd.(a)	3,717,074	323,496,950
Sleep Number Corp.(a)(b)(c)	1,586,701	121,541,297
Sonic Automotive Inc., Class A(c)	1,453,831	71,891,943
Zumiez Inc.(a)(b)(c)	1,498,652	71,920,309
		3,145,084,295
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)(c)	8,948,675	192,754,459
Diebold Nixdorf Inc.(a)(b)(c)	5,105,657	46,206,196
		238,960,655
Textiles, Apparel & Luxury Goods — 1.2%
Fossil Group Inc.(a)(b)(c)	3,333,403	34,300,717
G-III Apparel Group Ltd.(a)(b)(c)	3,062,497	84,647,417
Kontoor Brands Inc.(a)	3,332,994	170,815,942
Movado Group Inc.(a)	1,156,494	48,376,144
Oxford Industries Inc.(a)	1,112,690	112,960,289
Steven Madden Ltd.(a)	5,362,518	249,196,211
Unifi Inc.(a)(b)(c)	976,237	22,599,887
Vera Bradley Inc.(a)(b)(c)	1,792,344	15,252,847
Wolverine World Wide Inc.(a)	5,770,813	166,257,123
		904,406,577
Thrifts & Mortgage Finance — 2.1%
Axos Financial Inc.(a)(b)(c)	3,702,721	207,019,131
Capitol Federal Financial Inc.(a)	8,928,338	101,158,069
Flagstar Bancorp. Inc.(a)	3,353,372	160,760,654
Mr Cooper Group Inc.(a)(b)(c)	4,187,001	174,221,112
NMI Holdings Inc., Class A(a)(b)(c)	6,007,523	131,264,377
Northfield Bancorp. Inc.(a)	3,015,623	48,732,468
Northwest Bancshares Inc.(a)	8,188,011	115,942,236
Provident Financial Services Inc.(a)	4,957,598	120,073,024
TrustCo Bank Corp. NY(a)	1,208,110	40,242,144
Walker & Dunlop Inc.(a)	2,064,964	311,561,768
WSFS Financial Corp.	3,094,001	155,071,330
		1,566,046,313
Tobacco — 0.3%
Universal Corp./VA(a)	1,724,080	94,686,474

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Vector Group Ltd.(a)	9,160,572	$105,163,366
		199,849,840
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies Inc.(a)	2,694,936	276,769,927
Boise Cascade Co.(a)	2,755,522	196,193,166
DXP Enterprises Inc./TX(a)(b)(c)	1,200,228	30,809,853
GMS Inc.(a)(b)	3,022,958	181,710,005
NOW Inc.(a)(b)(c)	7,746,327	66,153,633
Veritiv Corp.(a)(b)	971,302	119,052,486
		870,689,070
Water Utilities — 0.9%
American States Water Co.(a)	2,587,683	267,669,930
California Water Service Group(a)	3,686,878	264,939,053
Middlesex Water Co.(a)	1,154,264	138,857,959
		671,466,942
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.(a)(c)	3,500,795	89,270,273
Telephone and Data Systems Inc.(a)	6,921,480	139,467,822
		228,738,095
Total Common Stocks — 98.1%
(Cost: $57,007,256,537)		74,187,135,421
Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(a)(d)(e)	2,755,421,124	$2,756,247,751
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(d)	1,254,580,000	1,254,580,000
		4,010,827,751
Total Short-Term Investments — 5.3%
(Cost: $4,009,872,679)		4,010,827,751

Total Investments in Securities — 103.4%
(Cost: $61,017,129,216)		78,197,963,172
Other Assets, Less Liabilities — (3.4)%		(2,574,829,459)

Net Assets — 100.0%		$75,623,133,713
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$227,056,862	$41,396,225	$(25,720,728)	$8,004,238	$(57,982,138)	$192,754,459	8,948,675	$—	$—
8x8 Inc.	232,414,012	34,957,504	(18,198,491)	3,602,980	(118,972,327)	133,803,678	7,983,513	—	—
AAON Inc.	190,318,614	34,523,834	(20,804,450)	6,408,828	20,154,032	230,600,858	2,903,196	1,057,284	—
AAR Corp.	92,277,366	15,106,454	(10,612,988)	382,918	(5,973,659)	91,180,091	2,336,154	—	—
Aaron’s Co. Inc. (The)	58,232,867	11,877,974	(13,287,082)	752,580	(3,201,841)	54,374,498	2,205,862	685,927	—
Abercrombie & Fitch Co., Class A	142,627,013	28,668,322	(28,809,927)	4,774,483	(3,086,121)	144,173,770	4,139,356	—	—
ABM Industries Inc.	228,069,485	37,630,270	(26,501,287)	3,259,716	(50,017,878)	192,440,306	4,710,901	1,710,672	—
Acadia Realty Trust	104,233,586	16,482,895	(3,948,119)	(1,073,807)	17,081,945	132,776,500	6,082,295	2,659,772	—
Addus HomeCare Corp.	104,758,808	20,867,967	(10,622,232)	(193,889)	(10,462,658)	104,347,996	1,115,902	—	—
Adtalem Global Education Inc.	—	143,414,888	(10,223,606)	(678,285)	(29,445,436)	103,067,561	3,486,724	—	—
ADTRAN Inc.	53,742,460	12,335,051	(8,267,584)	1,470,478	18,587,269	77,867,674	3,410,761	875,217	—
Advanced Energy Industries Inc.	278,699,438	43,087,693	(35,613,318)	8,195,184	(53,936,723)	240,432,274	2,640,372	773,068	—
AdvanSix Inc.	50,090,400	13,733,833	(8,832,035)	2,022,887	36,117,358	93,132,443	1,971,057	238,483	—
Aegion Corp.(a)	58,714,544	868,974	(62,132,617)	17,761,221	(15,212,122)	—	—	—	—
Aerojet Rocketdyne Holdings Inc.	225,691,873	46,964,471	(26,747,837)	6,646,971	(7,195,705)	245,359,773	5,247,215	—	—
Aerovironment Inc.	173,727,081	26,326,924	(16,612,735)	4,024,053	(87,183,221)	100,282,102	1,616,671	—	—
Agilysys Inc.	64,951,988	12,246,303	(12,320,483)	3,177,124	(7,489,475)	60,565,457	1,362,246	—	—
Agree Realty Corp.	284,765,321	79,306,817	(32,468,193)	6,351,725	10,975,534	348,931,204	4,889,731	9,011,189	—
Alamo Group Inc.	102,876,929	18,480,467	(13,233,425)	3,427,094	(9,494,392)	102,056,673	693,414	276,763	—
Alarm.com Holdings Inc.	259,809,704	44,909,901	(27,601,568)	6,752,067	(10,225,466)	273,644,638	3,226,561	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Albany International Corp., Class A	$170,803,325	$37,771,569	$(19,612,481)	$5,683,472	$6,006,036	$200,651,921	2,268,535	$1,297,816	$—
Alexander & Baldwin Inc.	81,112,742	19,414,735	(13,058,604)	1,518,662	38,510,060	127,497,595	5,081,610	2,571,056	—
Allegheny Technologies Inc.	178,034,775	29,184,843	(21,282,205)	3,296,106	(47,214,415)	142,019,104	8,915,198	—	—
Allegiance Bancshares Inc.	50,138,291	2,929,999	(223,393)	(3)	2,127,257	54,972,151	1,302,349	443,838	—
Allegiant Travel Co.	213,636,213	60,067,677	(20,581,311)	3,036,980	(57,059,220)	199,100,339	1,064,480	—	—
Allscripts Healthcare Solutions Inc.	140,073,043	24,375,824	(34,650,078)	8,489,026	20,151,394	158,439,209	8,587,491	—	—
AMC Networks Inc., Class A	106,156,533	19,871,398	(18,051,474)	229,298	(37,673,496)	70,532,259	2,047,975	—	—
American Assets Trust Inc.	108,473,164	28,663,559	(14,517,987)	(84,015)	15,800,108	138,334,829	3,685,980	3,033,476	—
American Axle & Manufacturing Holdings Inc.	73,028,576	13,775,047	(9,434,196)	(3,323,560)	516,694	74,562,561	7,991,700	—	—
American Equity Investment Life Holding Co.	179,893,753	24,428,619	(20,645,165)	909,390	39,923,267	224,509,864	5,768,496	1,914,272	—
American Public Education Inc.	44,164,667	6,058,657	(4,239,775)	(723,198)	(16,021,426)	29,238,925	1,314,109	—	—
American States Water Co.	185,981,265	39,109,235	(26,720,905)	6,757,821	62,542,514	267,669,930	2,587,683	2,634,302	—
American Vanguard Corp.	36,329,922	5,811,335	(3,993,418)	(321,363)	(6,842,082)	30,984,394	1,890,445	110,113	—
American Woodmark Corp.	111,651,511	16,103,584	(13,759,684)	(2,291,389)	(36,017,515)	75,686,507	1,160,836	—	—
America’s Car-Mart Inc./TX.	62,431,322	9,826,255	(7,502,281)	(151,287)	(20,887,811)	43,716,198	426,916	—	—
Ameris Bancorp.	231,575,664	18,102,982	(9,015,691)	(632,064)	(12,766,800)	227,264,091	4,574,559	2,016,119	—
AMERISAFE Inc.	82,552,640	13,761,930	(9,709,989)	1,205,909	(14,591,678)	73,218,812	1,360,186	6,397,602	—
AMN Healthcare Services Inc.	231,770,949	58,141,691	(39,453,284)	14,944,835	139,714,357	405,118,548	3,311,686	—	—
Amphastar Pharmaceuticals Inc.	44,863,701	9,123,084	(6,410,700)	128,184	12,417,841	60,122,110	2,581,456	—	—
Andersons Inc. (The)	56,402,554	13,393,298	(9,377,332)	522,950	23,017,965	83,959,435	2,168,934	1,121,962	—
AngioDynamics Inc.	59,182,765	12,456,240	(7,836,010)	2,036,999	8,846,922	74,686,916	2,708,010	—	—
ANI Pharmaceuticals Inc.(b)	23,513,371	7,692,397	(2,567,668)	(918,162)	12,066,482	N/A	N/A	—	—
Anika Therapeutics Inc.	39,165,049	7,151,560	(4,869,951)	(313,930)	(4,792,796)	36,339,932	1,014,232	—	—
Apogee Enterprises Inc.	70,944,910	13,201,147	(11,151,800)	548,645	11,928,115	85,471,017	1,775,099	1,031,425	—
Apollo Commercial Real Estate Finance Inc.	119,741,871	30,854,186	(14,193,345)	712,897	(15,869,068)	121,246,541	9,213,263	9,304,428	—
Applied Industrial Technologies Inc.	235,541,068	44,598,158	(32,455,577)	6,302,000	22,784,278	276,769,927	2,694,936	2,574,424	—
Applied Optoelectronics Inc.(a)	13,771,018	1,372,527	(10,871,984)	(15,879,410)	11,607,849	—	—	—	—
ArcBest Corp.	119,067,236	26,390,890	(15,675,504)	3,870,942	81,031,584	214,685,148	1,791,282	408,897	—
Archrock Inc.	81,271,297	14,378,979	(7,981,806)	(919,251)	(16,509,259)	70,239,960	9,390,369	3,798,600	—
Arconic Corp.	165,672,060	62,091,114	(31,453,275)	9,017,728	41,038,778	246,366,405	7,463,387	—	—
Arcosa Inc.	209,019,091	31,954,506	(22,209,914)	3,911,020	(44,231,871)	178,442,832	3,386,012	482,267	—
Arlo Technologies Inc.	33,527,469	7,711,646	(3,336,317)	650,653	23,404,895	61,958,346	5,906,420	—	—
Armada Hoffler Properties Inc.	49,562,770	10,931,924	(5,845,436)	(35,192)	10,118,557	64,732,623	4,253,129	2,019,895	—
ARMOUR Residential REIT Inc.	53,066,279	29,265,645	(5,328,312)	(4,042,061)	(11,600,904)	61,360,647	6,254,908	4,421,440	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
Asbury Automotive Group Inc.	$253,162,543	$89,490,879		$(28,438,115)		$10,046,344	$(44,268,221)	$279,993,430	1,620,989	$—		$—
Assured Guaranty Ltd.(c)	N/A	198,899,978		(19,746,016)		(2,028,573)	68,491,715	245,617,104	4,892,771	2,525,644		—
Astec Industries Inc.	113,618,646	18,509,702		(12,586,865)		1,894,275	(10,950,939)	110,484,819	1,594,988	515,875		—
Atlas Air Worldwide Holdings Inc.	110,157,340	26,132,732		(19,604,343)		3,772,037	57,556,190	178,013,956	1,891,351	—		—
Avanos Medical Inc.	—	146,115,699		(12,388,522)		(1,617,232)	(15,060,107)	117,049,838	3,376,113	—		—
Avid Bioservices Inc.	—	134,952,559		(3,492,989)		(382,183)	(5,670,968)	125,406,419	4,297,684	—		—
Avista Corp.	220,450,147	17,976,804		(4,157,396)		27,371	(23,499,745)	210,797,181	4,961,101	5,880,647		—
Axcelis Technologies Inc.	92,487,714	21,115,253		(15,456,887)		3,421,033	72,444,818	174,011,931	2,333,851	—		—
Axos Financial Inc.	160,687,184	21,329,226		(6,695,135)		614,213	31,083,643	207,019,131	3,702,721	—		—
AZZ Inc.	85,214,857	16,661,998		(13,813,727)		1,142,688	7,020,624	96,226,440	1,740,395	853,886		—
B&G Foods Inc.	134,036,728	24,607,635		(17,286,097)		1,508,844	(3,144,622)	139,722,488	4,546,778	6,266,531		—
Badger Meter Inc.	180,801,970	35,453,933		(24,064,903)		7,896,086	18,400,235	218,487,321	2,050,369	1,138,218		—
Balchem Corp.	270,776,744	56,693,638		(38,508,364)		11,744,675	81,780,784	382,487,477	2,268,609	1,444,319		—
Banc of California Inc.	53,563,266	21,834,507		(6,107,946)		769,771	4,061,446	74,121,044	3,777,831	580,374		—
Bancorp. Inc. (The)	—	92,271,842		(1,056,723)		(154,000)	3,768,643	94,829,762	3,746,731	—		—
BankUnited Inc.	252,353,165	11,306,432		(6,962,099)		(763,818)	(9,388,064)	246,545,616	5,827,124	4,054,935		—
Banner Corp.	111,680,273	2,244,413		—		—	15,572,456	129,497,142	2,134,451	2,603,793		—
Barnes Group Inc.	153,866,088	26,710,064		(19,521,625)		(476,881)	(8,543,947)	152,033,699	3,263,226	1,502,615		—
Bed Bath & Beyond Inc.	235,518,766	30,422,402		(58,490,523)		12,208,663	(116,219,719)	103,439,589	7,094,622	—		—
Benchmark Electronics Inc.	74,949,214	12,024,208		(10,882,487)		180,918	(9,389,839)	66,882,014	2,467,971	1,193,736		—
Berkshire Hills Bancorp. Inc.	70,113,749	5,812,832		(3,649,084)		(2,621,604)	21,541,435	91,197,328	3,207,785	1,188,845		—
Big Lots Inc.	153,740,090	28,523,899		(28,625,714)		2,328,470	(53,208,100)	102,758,645	2,280,991	2,029,354		—
BJ’s Restaurants Inc.	89,865,442	12,042,455		(8,901,734)		555,108	(37,148,135)	56,413,136	1,632,797	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,960,673,133	—		(203,545,044	)(d)	(87,299)	(793,039)	2,756,247,751	2,755,421,124	5,495,539	(e)	—
BlackRock Cash Funds: Treasury, SL Agency Shares.	849,990,000	404,590,000	(d)	—		—	—	1,254,580,000	1,254,580,000	51,554		—
Bloomin’ Brands Inc.	144,746,471	23,793,997		(16,328,516)		1,840,992	(34,671,898)	119,381,046	5,690,231	—		—
Blucora Inc.	53,626,743	9,403,394		(6,166,661)		(1,519,735)	3,777,940	59,121,681	3,413,492	—		—
Boise Cascade Co.	156,338,781	29,868,921		(20,005,601)		4,190,070	25,800,995	196,193,166	2,755,522	14,131,022		—
Boot Barn Holdings Inc.	120,596,643	33,639,091		(18,553,270)		6,487,617	113,186,847	255,356,928	2,075,229	—		—
Boston Private Financial Holdings Inc.(a)	67,642,583	1,239,445		(75,612,364)		5,863,057	867,279	—	—	304,696		—
Bottomline Technologies DE Inc.	117,211,347	22,215,552		(17,098,862)		1,528,028	29,163,518	153,019,583	2,709,750	—		—
Brandywine Realty Trust.	146,834,970	28,546,533		(19,855,112)		1,327,250	4,041,517	160,895,158	11,989,207	6,511,173		—
BrightSphere Investment Group Inc.(b)	80,981,540	32,435,516		(70,402,632)		16,507,329	(31,699,734)	N/A	N/A	121,013		—
Brinker International Inc.	214,629,411	27,152,718		(20,287,438)		918,152	(105,979,255)	116,433,588	3,182,115	—		—
Bristow Group Inc.	40,152,484	8,802,156		(6,164,042)		(132,000)	8,770,727	51,429,325	1,623,913	—		—
Brookline Bancorp. Inc.	73,107,615	—		—		—	5,799,871	78,907,486	4,873,841	1,778,952		—
Cadence Bancorp.(a)	160,203,119	6,849,611		(162,745,482)		21,883,321	(26,190,569)	—	—	13,395,700		—
CalAmp Corp.	25,666,055	4,659,441		(3,129,682)		(588,054)	(8,813,115)	17,794,645	2,520,488	—		—
Calavo Growers Inc.	86,195,384	12,756,227		(7,397,750)		(2,137,617)	(36,884,340)	52,531,904	1,238,960	1,378,012		—
Caleres Inc.	55,052,652	11,496,115		(7,628,889)		1,011,633	879,194	60,810,705	2,681,248	544,919		—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
California Water Service Group	$188,973,938	$41,934,469	$(20,103,415)	$6,796,009	$47,338,052	$264,939,053	3,686,878	$2,347,373	$—
Callon Petroleum Co.	118,532,653	48,265,295	(33,261,000)	(22,087,142)	45,701,851	157,151,657	3,325,961	—	—
Cal-Maine Foods Inc.	95,893,054	17,048,164	(12,375,775)	(1,526,894)	(1,984,372)	97,054,177	2,623,795	84,264	—
Capitol Federal Financial Inc.	110,890,425	9,950,003	(3,269,867)	(509,630)	(15,902,862)	101,158,069	8,928,338	7,513,953	—
Capstead Mortgage Corp.(a)	40,358,862	6,694,986	(45,780,933)	(13,920,873)	12,647,958	—	—	1,534,669	—
Cara Therapeutics Inc.	—	83,175,612	(6,220,932)	(2,649,136)	(38,170,663)	36,134,881	2,966,739	—	—
Cardiovascular Systems Inc.	102,661,676	15,851,835	(12,221,013)	(1,553,909)	(51,380,703)	53,357,886	2,841,208	—	—
Cardtronics PLC, Class A(a)	93,625,525	3,724,989	(97,834,896)	17,929,485	(17,445,103)	—	—	—	—
CareTrust REIT Inc.	142,840,994	13,695,362	(494,245)	(54,434)	(2,800,135)	153,187,542	6,709,923	5,090,929	—
Carpenter Technology Corp.	131,657,656	20,988,809	(15,230,664)	1,377,437	(40,242,398)	98,550,840	3,376,185	1,924,310	—
Cars.com Inc.	—	76,526,458	(1,141,592)	(64,821)	(2,092,283)	73,227,762	4,551,135	—	—
Cato Corp. (The), Class A	15,959,136	3,749,219	(2,968,702)	(428,477)	7,232,498	23,543,674	1,372,009	604,323	—
Cavco Industries Inc.	128,482,639	26,773,339	(18,424,453)	4,633,000	48,467,939	189,932,464	597,930	—	—
Centerspace	58,783,824	21,335,728	(6,780,927)	953,088	36,671,722	110,963,435	1,000,572	2,001,847	—
Central Garden & Pet Co.	37,770,079	6,152,960	(4,413,574)	1,221,993	(4,690,276)	36,041,182	684,803	—	—
Central Pacific Financial Corp.	40,653,703	1,516,989	—	—	2,287,850	44,458,542	1,578,223	1,152,103	—
Century Communities Inc.	116,608,875	26,589,291	(15,205,844)	4,475,606	37,775,667	170,243,595	2,081,472	889,350	—
CEVA Inc.	85,448,059	13,000,416	(9,132,081)	816,901	(20,531,121)	69,602,174	1,609,671	—	—
Chart Industries Inc.	337,280,531	70,882,447	(48,907,835)	19,536,153	19,230,991	398,022,287	2,495,594	—	—
Chatham Lodging Trust	41,422,561	9,182,294	(5,301,203)	(1,064,702)	2,641,234	46,880,184	3,416,923	—	—
Cheesecake Factory Inc. (The)	164,425,914	44,015,469	(15,627,109)	3,648,140	(63,383,851)	133,078,563	3,399,197	—	—
Chefs’ Warehouse Inc. (The)	65,162,408	13,675,970	(8,998,533)	1,380,116	4,794,982	76,014,943	2,282,731	—	—
Chesapeake Utilities Corp.	135,123,620	10,286,707	(10,797,601)	2,272,821	32,254,782	169,140,329	1,160,005	1,687,992	—
Chico’s FAS Inc.	26,485,809	8,639,622	(5,670,828)	43,494	16,665,515	46,163,612	8,580,597	—	—
Children’s Place Inc. (The)	67,841,798	15,276,699	(14,506,698)	662,854	8,417,891	77,692,544	979,853	—	—
Chuy’s Holdings Inc.	58,152,050	8,273,734	(5,800,834)	374,767	(19,210,506)	41,789,211	1,387,424	—	—
Cincinnati Bell Inc.(a)	46,894,465	1,761,680	(49,127,219)	(879,914)	1,350,988	—	—	—	—
Cinemark Holdings Inc.	—	139,452,838	(10,377,792)	(424,744)	(8,405,580)	120,244,722	7,459,350	—	—
CIRCOR International Inc.	46,626,034	7,777,824	(5,108,737)	(2,102,312)	(8,614,088)	38,578,721	1,419,379	—	—
City Holding Co.	80,745,483	249,094	—	—	18,091	81,012,668	990,496	1,721,638	—
Clearwater Paper Corp.	41,718,586	7,351,228	(4,985,308)	(79,062)	(1,126,700)	42,878,744	1,169,314	—	—
Cogent Communications Holdings Inc.	194,072,143	40,999,763	(26,982,282)	6,490,038	3,077,563	217,657,225	2,974,272	6,852,605	—
Coherus Biosciences Inc.	62,569,677	14,811,055	(12,320,842)	(584,559)	6,791,735	71,267,066	4,465,355	—	—
Cohu Inc.	131,608,431	23,991,871	(14,621,691)	2,869,775	(13,916,654)	129,931,732	3,411,177	—	—
Collegium Pharmaceutical Inc.	55,011,184	8,959,568	(6,814,727)	(1,120,182)	(10,791,370)	45,244,473	2,422,081	—	—
Columbia Banking System Inc.	193,475,694	22,955,972	—	—	(48,097,933)	168,333,733	5,144,674	3,888,234	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Comfort Systems USA Inc.	$180,336,567	$37,147,240	$(25,928,522)	$6,789,790	$51,576,673	$249,921,748	2,525,993	$886,169	$—
Community Bank System Inc.	256,597,789	12,270,100	—	—	(7,811,467)	261,056,422	3,505,054	4,438,671	—
Community Health Systems Inc.	109,739,393	21,997,781	(14,095,558)	4,411,820	(6,249,595)	115,803,841	8,700,514	—	—
Community Healthcare Trust Inc.	69,458,011	13,100,621	(7,385,311)	1,830,371	(239,954)	76,763,738	1,623,942	1,992,258	—
Computer Programs & Systems Inc.	26,097,210	9,002,824	(2,816,446)	(389,558)	(1,744,858)	30,149,172	1,028,982	—	—
Comtech Telecommunications Corp.	43,114,192	7,991,847	(5,366,673)	337,331	(2,344,838)	43,731,859	1,846,005	521,345	—
CONMED Corp.	251,932,139	47,799,586	(30,864,221)	10,766,777	10,893,057	290,527,338	2,049,431	1,175,419	—
Consensus Cloud Solutions Inc.	—	75,408,163	(2,522,500)	(229,943)	(7,420,026)	65,235,694	1,127,280	—	—
CONSOL Energy Inc.	19,630,706	9,520,323	(4,308,203)	195,967	25,435,908	50,474,701	2,222,576	—	—
Consolidated Communications Holdings Inc.	35,129,052	6,184,760	(5,891,504)	(4,210,483)	6,667,568	37,879,393	5,064,090	—	—
Cooper Tire & Rubber Co.(a)	188,197,706	7,804,915	(210,583,669)	103,597,803	(89,016,755)	—	—	354,251	—
Cooper-Standard Holdings Inc.	41,087,581	5,025,412	(3,580,164)	(6,055,127)	(9,730,314)	26,747,388	1,193,547	—	—
Corcept Therapeutics Inc.	167,332,532	26,465,309	(33,854,799)	(2,209,488)	(26,076,325)	131,657,229	6,649,355	—	—
Core Laboratories NV	85,629,665	20,897,217	(12,168,769)	(274,449)	(21,725,596)	72,358,068	3,243,302	91,554	—
CoreCivic Inc.	72,246,648	14,163,313	(10,023,419)	835,986	6,802,488	84,025,016	8,427,785	—	—
Core-Mark Holding Co. Inc.(a)	116,595,449	9,629,917	(147,130,340)	41,377,533	(20,472,559)	—	—	781,596	—
Covetrus Inc.(c)	N/A	122,562,406	(17,397,822)	1,667,036	37,749,942	144,581,562	7,239,938	—	—
Crocs Inc.(a)	350,913,246	12,850,371	(461,974,665)	354,207,564	(255,996,516)	—	—	—	—
Cross Country Healthcare Inc.	29,471,891	9,240,437	(6,184,655)	1,477,921	34,738,160	68,743,754	2,476,360	—	—
CryoLife Inc.	58,602,326	11,479,480	(7,908,496)	212,855	(6,308,565)	56,077,600	2,755,656	—	—
CSG Systems International Inc.	97,620,847	20,585,392	(14,504,039)	1,524,471	26,564,098	131,790,769	2,287,240	1,662,598	—
CTS Corp.	66,969,802	14,203,519	(10,460,400)	1,795,802	10,399,309	82,908,032	2,257,844	262,543	—
Cubic Corp.(a)	157,826,659	3,867,017	(162,604,947)	36,715,655	(35,804,384)	—	—	—	—
Customers Bancorp. Inc.	59,848,106	5,823,075	(171,460)	59,136	66,183,527	131,742,384	2,015,334	—	—
Cutera Inc.	35,300,396	8,797,477	(10,787,986)	4,284,503	9,713,911	47,308,301	1,144,925	—	—
CVB Financial Corp.	183,400,966	9,032,736	(2,255,076)	(558,028)	(5,026,019)	184,594,579	8,621,886	4,592,703	—
Cytokinetics Inc.	110,368,584	50,792,883	(13,354,616)	5,236,719	114,817,647	267,861,217	5,876,727	—	—
Daktronics Inc.(a)	15,616,363	1,629,331	(14,507,263)	(7,625,997)	4,887,566	—	—	—	—
Dave & Buster’s Entertainment Inc.	152,109,563	20,537,586	(37,328,944)	(3,565,500)	(27,888,769)	103,863,936	2,704,790	—	—
Deluxe Corp.	117,486,489	20,400,072	(13,656,483)	1,147,302	(29,523,860)	95,853,520	2,985,161	2,557,988	—
Designer Brands Inc., Class A	68,207,635	12,221,527	(6,761,270)	1,432,705	(14,018,187)	61,082,410	4,298,551	—	—
DiamondRock Hospitality Co.	142,100,747	17,312,665	(9,758,290)	(2,106,905)	(7,582,690)	139,965,527	14,564,571	—	—
Diebold Nixdorf Inc.	73,710,332	9,948,971	(11,314,114)	(157,244)	(25,981,749)	46,206,196	5,105,657	—	—
Digi International Inc.	42,013,666	10,201,386	(6,237,123)	1,148,694	11,595,333	58,721,956	2,389,986	—	—
Dime Community Bancshares Inc.	70,475,156	14,943,477	(14,533,218)	1,251,568	9,790,950	81,927,933	2,330,146	1,662,359	—
Dine Brands Global Inc.	99,848,312	20,442,194	(12,460,832)	1,446,208	(17,825,900)	91,449,982	1,206,305	479,417	—
Diodes Inc.	223,876,550	59,221,940	(25,135,244)	9,954,010	78,431,610	346,348,866	3,154,074	—	—
Diversified Healthcare Trust.	75,996,790	10,420,850	(7,383,271)	(3,135,993)	(24,020,301)	51,878,075	16,789,021	475,966	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
DMC Global Inc.	$55,716,447	$21,663,665	$(7,156,900)	$(1,237,158)	$(17,018,804)	$51,967,250	1,311,973	$—	$—
Domtar Corp.(a)	—	153,558,062	(213,159,263)	59,601,201	—	—	—	—	—
Donnelley Financial Solutions Inc.	54,976,940	13,912,946	(10,983,827)	3,503,287	34,923,507	96,332,853	2,043,548	—	—
Dorman Products Inc.	195,919,848	35,763,200	(26,525,402)	5,773,316	14,537,097	225,468,059	1,995,116	—	—
Douglas Elliman Inc.	—	29,958,790	—	—	22,714,499	52,673,289	4,580,286	—	—
Dril-Quip Inc.	78,472,412	11,478,155	(8,860,759)	(2,805,065)	(29,491,725)	48,793,018	2,479,320	—	—
DSP Group Inc.(a)	21,123,901	3,489,913	(36,050,944)	13,149,026	(1,711,896)	—	—	—	—
DXP Enterprises Inc./TX	32,979,219	8,823,757	(5,390,238)	(1,216,211)	(4,386,674)	30,809,853	1,200,228	—	—
Eagle Bancorp. Inc.	107,742,162	4,002,349	—	—	10,430,650	122,175,161	2,094,192	2,049,910	—
Eagle Pharmaceuticals Inc./DE	32,325,501	6,942,744	(5,758,089)	(783,178)	7,920,167	40,647,145	798,255	—	—
Easterly Government Properties Inc.	109,680,067	21,403,743	(7,382,621)	720,898	9,636,649	134,058,736	5,848,985	4,227,589	—
Ebix Inc.	50,462,144	8,760,571	(6,006,109)	(2,156,823)	(310,601)	50,749,182	1,669,381	358,046	—
Echo Global Logistics Inc.(a)	55,528,357	5,958,770	(91,026,192)	40,575,263	(11,036,198)	—	—	—	—
Edgewell Personal Care Co.	143,193,323	27,630,117	(19,146,406)	(124,745)	22,543,068	174,095,357	3,808,693	1,650,104	—
eHealth Inc.	125,650,603	13,430,048	(15,962,216)	(21,048,219)	(59,531,193)	42,539,023	1,668,197	—	—
elf Beauty Inc.	68,727,165	32,457,299	(8,385,641)	560,232	18,032,333	111,391,388	3,354,152	—	—
Ellington Financial Inc.	—	72,912,354	(2,911,605)	(141,374)	(4,532,628)	65,326,747	3,822,513	3,564,455	—
Emergent BioSolutions Inc.	—	144,324,367	(2,994,190)	17,069	4,477,346	145,824,592	3,354,603	—	—
Employers Holdings Inc.	72,831,899	1,999,151	—	—	(2,860,554)	71,970,496	1,739,258	1,292,480	—
Enanta Pharmaceuticals Inc.	59,133,299	14,021,168	(9,222,818)	(1,139,061)	31,471,939	94,264,527	1,260,558	—	—
Encore Capital Group Inc.	84,146,154	18,184,906	(37,211,282)	6,498,769	36,289,255	107,907,802	1,737,366	—	—
Encore Wire Corp.	92,492,184	25,784,340	(19,373,219)	3,191,514	101,121,205	203,216,024	1,420,098	55,305	—
Endo International PLC	113,398,112	9,115,018	(4,010,463)	(1,913,686)	(55,161,481)	61,427,500	16,337,101	—	—
Enerpac Tool Group Corp.	104,181,448	17,571,770	(12,279,100)	306,289	(24,111,664)	85,668,743	4,224,297	160,176	—
Enova International Inc.	85,912,975	17,302,815	(12,140,193)	2,852,684	10,592,751	104,521,032	2,551,783	—	—
EnPro Industries Inc.	116,862,535	24,339,403	(16,694,855)	2,818,944	31,570,915	158,896,942	1,443,599	1,124,634	—
Ensign Group Inc. (The)	321,590,055	50,637,431	(31,319,548)	13,536,593	(45,624,622)	308,819,909	3,678,179	566,556	—
ePlus Inc.	89,775,142	17,083,892	(11,678,906)	2,867,549	3,938,812	101,986,489	1,892,845	—	—
ESCO Technologies Inc.	188,986,000	28,600,110	(20,592,634)	4,086,757	(36,771,812)	164,308,421	1,825,852	279,141	—
Essential Properties Realty Trust Inc.(c)	N/A	230,884,384	(21,555,220)	2,716,191	33,622,744	245,668,099	8,521,266	6,145,248	—
Ethan Allen Interiors Inc.	40,348,205	7,010,793	(4,843,559)	524,785	(2,452,592)	40,587,632	1,543,843	3,716,463	—
EVERTEC Inc.	148,584,548	32,611,222	(23,087,606)	7,219,791	43,977,039	209,304,994	4,187,775	598,392	—
ExlService Holdings Inc.	201,170,762	47,707,807	(33,826,473)	11,425,105	111,320,141	337,797,342	2,333,338	—	—
Exponent Inc.	336,492,998	67,487,768	(44,348,851)	18,365,294	48,164,877	426,162,086	3,650,836	2,103,491	—
Fabrinet	222,144,724	45,610,108	(30,088,818)	11,682,869	57,938,129	307,287,012	2,593,796	—	—
FARO Technologies Inc.	103,973,860	16,729,902	(11,448,628)	1,871,333	(21,818,758)	89,307,709	1,275,460	—	—
FB Financial Corp.(c)	N/A	26,779,064	(9,097,099)	1,118,413	22,760,210	109,862,962	2,507,142	738,220	—
Federal Signal Corp.	154,545,670	30,762,266	(19,986,456)	6,262,506	13,855,002	185,438,988	4,278,703	1,100,263	—
Ferro Corp.	92,683,163	21,083,418	(14,575,201)	2,264,612	25,094,570	126,550,562	5,797,094	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
First Bancorp./Puerto Rico	$150,964,318	$—	$(1,379,924)	$290,989	$33,364,622	$183,240,005	13,297,533	$3,206,752	$—
First Bancorp./Southern Pines NC	76,798,902	27,218,711	—	—	2,668,132	106,685,745	2,333,459	1,172,889	—
First Commonwealth Financial Corp.	85,042,838	—	—	—	10,179,101	95,221,939	5,918,082	2,041,738	—
First Financial Bancorp.	144,280,584	2,236,317	(2,248,565)	(511,888)	2,807,286	146,563,734	6,011,638	4,188,510	—
First Hawaiian Inc.	238,840,200	43,615,470	(34,820,083)	4,333,705	(5,214,046)	246,755,246	9,028,732	6,826,620	—
First Midwest Bancorp. Inc.	153,647,885	8,019,527	—	—	(9,953,681)	151,713,731	7,407,897	3,061,046	—
Flagstar Bancorp. Inc.	140,902,638	15,828,765	(4,187,076)	75,332	8,140,995	160,760,654	3,353,372	580,613	—
FormFactor Inc.	233,777,793	36,570,971	(24,106,347)	5,411,279	(1,035,996)	250,617,700	5,481,577	—	—
Forward Air Corp.	162,962,353	32,113,335	(25,267,807)	4,530,873	54,481,265	228,820,019	1,889,669	1,156,576	—
Fossil Group Inc.	38,886,983	7,052,691	(4,611,756)	200,423	(7,227,624)	34,300,717	3,333,403	—	—
Four Corners Property Trust Inc.	138,556,484	26,543,143	(15,277,904)	791,449	8,953,224	159,566,396	5,425,583	5,043,660	—
Franklin BSP Realty Trust Inc.	—	51,257,946	(512,080)	(17,168)	(4,604,376)	46,124,322	3,087,304	877,889	—
Franklin Electric Co. Inc.	201,910,285	40,250,579	(24,441,964)	7,072,066	33,686,335	258,477,301	2,733,474	1,354,828	—
Franklin Street Properties Corp., Class C	35,158,005	5,193,651	(4,895,652)	(2,967,658)	7,248,295	39,736,641	6,678,427	3,872,725	—
GameStop Corp., Class A(a)	692,011,588	54,841,753	(607,214,810)	504,253,766	(643,892,297)	—	—	—	—
Gannett Co. Inc.	47,340,465	12,432,680	(5,570,325)	(3,099,150)	2,048,241	53,151,911	9,972,216	—	—
GCP Applied Technologies Inc.(c)	N/A	22,059,228	(8,843,936)	613,551	36,588,724	119,027,986	3,759,570	—	—
Genesco Inc.	45,293,862	10,415,865	(7,620,520)	1,577,141	14,188,962	63,855,310	995,096	—	—
Gentherm Inc.	162,735,333	31,309,716	(20,388,767)	5,143,439	23,504,783	202,304,504	2,328,015	—	—
Genworth Financial Inc., Class A	—	124,904,719	—	—	(6,763,291)	118,141,428	29,170,723	—	—
GEO Group Inc. (The)	57,084,834	2,676,696	—	—	(407,876)	59,353,654	7,658,536	—	—
Getty Realty Corp.	69,450,580	10,367,904	(4,803,419)	492,038	8,539,046	84,046,149	2,619,076	3,062,001	—
Gibraltar Industries Inc.	198,668,118	28,970,419	(20,282,270)	3,895,723	(58,408,294)	152,843,696	2,292,197	—	—
G-III Apparel Group Ltd.	87,531,081	16,161,772	(11,500,265)	265,687	(7,810,858)	84,647,417	3,062,497	—	—
Glatfelter Corp.	50,692,210	8,919,628	(6,086,802)	(1,209,787)	1,342,731	53,657,980	3,119,650	1,273,740	—
Glaukos Corp.	256,141,435	34,221,163	(22,710,108)	564,048	(122,223,761)	145,992,777	3,285,166	—	—
Global Net Lease Inc.	109,161,268	37,693,766	(11,578,868)	(279,547)	(24,081,742)	110,914,877	7,258,827	7,659,584	—
Glu Mobile Inc.(a)	125,000,504	1,481,285	(126,679,997)	53,344,406	(53,146,198)	—	—	—	—
GMS Inc.	119,173,079	26,259,943	(16,788,475)	4,483,945	48,581,513	181,710,005	3,022,958	—	—
Granite Construction Inc.	122,479,905	22,460,249	(15,763,483)	2,927,416	(7,848,101)	124,255,986	3,210,749	1,212,488	—
Granite Point Mortgage Trust Inc.	43,827,162	3,316,781	(3,235,549)	(658,564)	(295,091)	42,954,739	3,668,210	2,758,538	—
Great Western Bancorp. Inc.	102,117,283	9,141,082	—	—	12,601,362	123,859,727	3,647,224	389,037	—
Green Dot Corp., Class A	153,000,004	11,925,625	(467,997)	(124,692)	(33,658,893)	130,674,047	3,605,796	—	—
Green Plains Inc.(c)	N/A	57,596,252	—	—	37,903,129	95,499,381	2,747,393	—	—
Greenbrier Companies Inc. (The)	103,512,379	17,698,371	(13,569,975)	1,009,319	(4,007,540)	104,642,554	2,280,291	1,770,134	—
Greenhill & Co. Inc.(c)	N/A	21,551,283	(2,919,304)	(645,135)	(515,457)	17,471,387	974,422	147,186	—
Griffon Corp.	82,001,397	17,234,640	(9,141,833)	1,987,410	2,918,296	94,999,910	3,335,671	774,199	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Group 1 Automotive Inc.	$178,904,511	$46,010,240	$(20,755,034)	$7,635,215	$35,860,184	$247,655,116	1,268,595	$1,195,055	$—
Hanger Inc.	57,995,592	9,864,429	(9,455,478)	(355,557)	(11,336,279)	46,712,707	2,576,542	—	—
Hanmi Financial Corp.	36,077,883	1,494,719	—	—	7,401,851	44,974,453	1,899,259	827,192	—
Harmonic Inc.	52,699,782	11,404,998	(6,575,751)	1,517,864	25,465,618	84,512,511	7,186,438	—	—
Harsco Corp.	90,318,160	17,819,750	(12,813,234)	(245,313)	(2,348,922)	92,730,441	5,549,398	—	—
Haverty Furniture Companies Inc.	41,581,358	6,978,766	(9,351,183)	743,029	(8,003,232)	31,948,738	1,045,101	2,921,014	—
Hawaiian Holdings Inc.	86,224,377	17,897,148	(9,274,773)	(3,408,096)	(25,354,510)	66,084,146	3,597,395	—	—
Hawkins Inc.	42,429,515	7,889,981	(5,829,523)	1,012,358	6,436,119	51,938,450	1,316,564	485,276	—
Haynes International Inc.	25,297,235	5,728,779	(4,051,712)	214,309	8,757,316	35,945,927	891,295	567,902	—
HB Fuller Co.	218,435,976	44,329,761	(28,085,168)	4,726,668	58,858,496	298,265,733	3,682,293	1,747,427	—
HCI Group Inc.(c)	N/A	36,093,987	(4,162,390)	1,420,437	13,557,764	46,909,798	561,525	520,153	—
Healthcare Services Group Inc.	—	134,704,724	(4,323,182)	(1,333,099)	(36,139,136)	92,909,307	5,222,558	1,072,129	—
HealthStream Inc.	37,721,805	7,853,301	(5,628,651)	287,308	6,400,056	46,633,819	1,769,113	—	—
Heidrick & Struggles International Inc.	46,298,907	10,388,335	(6,827,337)	1,504,311	8,664,523	60,028,739	1,372,713	586,043	—
Helix Energy Solutions Group Inc.	47,739,564	7,160,168	(5,308,667)	(2,560,236)	(15,944,450)	31,086,379	9,963,583	—	—
Helmerich & Payne Inc.	193,816,114	36,359,858	(26,222,626)	2,660,270	(27,455,315)	179,158,301	7,559,422	5,432,779	—
Heritage Financial Corp./WA	61,686,411	3,204,708	(945,740)	(401,151)	(8,155,514)	55,388,714	2,266,314	1,368,364	—
Hersha Hospitality Trust.	25,703,682	4,190,950	(5,275,408)	(3,157,692)	(186,619)	21,274,913	2,320,056	—	—
Heska Corp.	111,058,940	35,960,977	(15,663,012)	4,253,260	1,334,893	136,945,058	750,425	—	—
Hibbett Inc.(f)	76,298,155	15,595,816	(19,576,344)	7,346,598	(3,809,077)	75,855,148	1,054,569	800,310	—
Hillenbrand Inc.	238,675,859	41,627,823	(34,771,950)	3,692,729	16,805,666	266,030,127	5,116,948	3,285,545	—
Hilltop Holdings Inc.(c)	N/A	—	—	—	7,414,048	138,628,987	3,945,048	1,420,217	—
HMS Holdings Corp.(a)	218,134,160	—	(218,281,648)	73,782,058	(73,634,570)	—	—	—	—
HNI Corp.	113,338,174	22,910,773	(15,135,848)	123,496	7,093,277	128,329,872	3,051,840	2,716,536	—
HomeStreet Inc.	60,877,328	1	(2,387,520)	786,422	9,794,225	69,070,456	1,328,278	1,016,834	—
Hope Bancorp Inc.	117,392,308	1,106,496	(1,313,385)	(313,631)	(2,417,779)	114,454,009	7,780,694	3,293,971	—
Horace Mann Educators Corp.	109,561,159	4,653,421	—	—	(11,424,245)	102,790,335	2,656,081	2,436,886	—
Hub Group Inc., Class A	151,452,595	30,363,701	(19,576,644)	4,069,341	34,164,264	200,473,257	2,379,787	—	—
Ichor Holdings Ltd.	100,730,117	16,877,307	(11,633,405)	2,486,032	(16,832,181)	91,627,870	1,990,612	—	—
Independence Realty Trust Inc.	103,142,321	29,493,075	(16,159,165)	4,071,259	68,669,684	189,217,174	7,325,481	2,545,828	—
Independent Bank Corp.	173,702,997	85,066,379	—	—	(6,453,022)	252,316,354	3,094,767	3,505,705	—
Independent Bank Group Inc.	176,778,504	32,193,397	(21,627,214)	3,546,600	(4,092,484)	186,798,803	2,589,034	2,510,401	—
Industrial Logistics Properties Trust	100,624,266	20,426,759	(14,887,831)	759,752	7,867,777	114,790,723	4,582,464	4,300,434	—
Innospec Inc.	168,374,118	27,531,549	(19,227,036)	3,229,568	(23,909,900)	155,998,299	1,726,791	1,923,140	—
Innovative Industrial Properties Inc.	287,319,168	64,995,526	(44,549,827)	12,528,593	120,430,460	440,723,920	1,676,330	7,139,548	—
Innoviva Inc.(c)	N/A	62,349,814	(8,718,169)	763,424	21,195,569	75,590,638	4,382,066	—	—
Inogen Inc.	64,391,411	10,406,544	(2,340,992)	238,557	(24,611,122)	48,084,398	1,414,247	—	—
Insight Enterprises Inc.	223,263,239	42,061,838	(30,873,348)	9,917,400	16,262,967	260,632,096	2,444,954	—	—
Installed Building Products Inc.	166,389,411	38,066,816	(19,467,426)	7,901,553	36,945,274	229,835,628	1,644,973	1,388,354	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Insteel Industries Inc.	$39,879,389	$8,579,996	$(5,726,016)	$1,005,981	$10,394,965	$54,134,315	1,359,817	$2,753,097	$—
Integer Holdings Corp.	202,318,465	35,409,985	(25,055,522)	7,362,669	(21,896,716)	198,138,881	2,314,977	—	—
InterDigital Inc.	—	172,081,419	(18,770,833)	(432,876)	1,078,870	153,956,580	2,149,331	2,150,864	—
Interface Inc.	48,998,040	10,852,445	(7,312,711)	(47,480)	13,676,750	66,167,044	4,148,404	119,538	—
Invacare Corp.(a)	18,392,883	1,812,662	(11,076,190)	(15,934,312)	6,804,957	—	—	—	—
Invesco Mortgage Capital Inc.	61,695,382	25,291,057	(5,699,686)	(7,096,518)	(17,799,289)	56,390,946	20,284,513	4,852,405	—
Investors Bancorp. Inc.(c)	N/A	220,158,233	(11,599,026)	(384,462)	31,115,399	239,290,144	15,794,729	5,646,812	—
iRobot Corp.	229,648,306	28,549,674	(27,473,377)	1,099,719	(107,394,460)	124,429,862	1,888,735	—	—
iStar Inc.	87,266,231	6,728,940	(7,050,095)	2,615,788	34,535,006	124,095,870	4,804,331	1,818,439	—
Itron Inc.	262,027,858	46,863,258	(30,780,415)	6,258,947	(67,042,709)	217,326,939	3,171,730	—	—
J&J Snack Foods Corp.	156,939,080	28,810,703	(22,194,122)	2,314,592	(1,308,789)	164,561,464	1,041,792	1,943,955	—
James River Group Holdings Ltd.	88,942,485	22,687,923	(2,869,381)	(849,130)	(36,268,572)	71,643,325	2,486,752	2,225,195	—
John B Sanfilippo & Son Inc.	53,481,056	9,344,725	(6,726,931)	597,563	(651,515)	56,044,898	621,616	1,766,580	—
John Bean Technologies Corp.	282,009,033	57,141,274	(39,518,590)	10,368,398	31,763,482	341,763,597	2,225,603	639,164	—
Joint Corp. (The)	—	80,574,938	(7,230,316)	(333,176)	(6,674,334)	66,337,112	1,009,851	—	—
Kaiser Aluminum Corp.	116,400,700	21,857,729	(15,787,870)	2,067,817	(20,131,487)	104,406,889	1,111,421	2,273,986	—
Kaman Corp.	94,907,375	15,061,052	(10,825,510)	(1,861,280)	(13,082,610)	84,199,027	1,951,310	1,131,789	—
KAR Auction Services Inc.	—	123,811,917	(863,880)	(7,344)	9,646,272	132,586,965	8,488,282	—	—
Kite Realty Group Trust(a)	100,366,044	(725,343)	(110,186,183)	8,324,137	2,221,345	—	—	2,757,595	—
KKR Real Estate Finance Trust Inc.(c)	N/A	31,955,813	(4,730,818)	319,846	1,512,044	64,800,901	3,110,941	3,275,778	—
Knowles Corp.	127,836,869	24,345,750	(16,472,568)	2,515,652	12,844,010	151,069,713	6,469,795	—	—
Kontoor Brands Inc.	152,179,452	32,359,316	(21,130,450)	3,591,980	3,815,644	170,815,942	3,332,994	4,035,932	—
Koppers Holdings Inc.	49,101,211	8,389,582	(5,586,141)	(381,951)	(4,798,061)	46,724,640	1,492,800	—	—
Korn Ferry	224,480,358	50,995,128	(34,021,198)	8,562,434	39,230,984	289,247,706	3,819,460	1,333,211	—
Kraton Corp.	77,819,319	16,599,644	(10,917,426)	1,925,828	18,903,988	104,331,353	2,252,404	—	—
Kulicke & Soffa Industries Inc.	203,202,987	43,066,094	(31,277,282)	12,480,908	35,467,103	262,939,810	4,343,241	1,895,148	—
Lakeland Financial Corp.	—	112,141,141	—	—	20,851,670	132,992,811	1,659,506	550,615	—
Lannett Co. Inc.(a)	12,192,924	311,979	(10,659,699)	(2,283,315)	438,111	—	—	—	—
Lantheus Holdings Inc.	95,493,683	20,867,031	(13,826,648)	3,197,777	31,280,080	137,011,923	4,742,538	—	—
Laredo Petroleum Inc.(c)	N/A	86,774,985	(4,910,842)	(1,887,748)	(19,563,664)	60,412,731	1,004,702	—	—
La-Z-Boy Inc.	131,020,172	20,953,035	(19,634,032)	(132,508)	(19,449,230)	112,757,437	3,105,410	1,439,546	—
LCI Industries.	221,828,666	43,902,126	(29,324,432)	7,343,002	32,232,346	275,981,708	1,770,589	4,593,060	—
LeMaitre Vascular Inc.	54,868,378	18,516,673	(6,285,317)	1,403,399	(698,058)	67,805,075	1,349,892	392,582	—
LendingTree Inc.	—	122,887,639	(3,199,772)	(773,666)	(20,405,101)	98,509,100	803,500	—	—
Lexington Realty Trust.	205,538,877	47,287,807	(28,426,804)	4,102,425	81,037,033	309,539,338	19,816,859	6,358,136	—
LGI Homes Inc.	218,806,787	41,291,346	(36,275,648)	10,280,711	(2,817,130)	231,286,066	1,497,191	—	—
Ligand Pharmaceuticals Inc.	—	170,513,516	(8,204,090)	80,449	18,458,226	180,848,101	1,170,841	—	—
Lindsay Corp.	120,605,054	21,418,945	(14,915,847)	3,422,315	(14,152,123)	116,378,344	765,647	721,491	—
Liquidity Services Inc.	32,901,074	7,967,245	(5,850,500)	1,925,247	4,283,142	41,226,208	1,867,129	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Livent Corp.	$169,250,417	$59,117,609	$(25,764,547)	$6,661,054	$66,709,680	$275,974,213	11,319,697	$—	$—
LivePerson Inc.	221,604,883	44,449,893	(25,791,362)	10,657,482	(86,228,442)	164,692,454	4,610,651	—	—
Loyalty Ventures Inc.	—	68,853,707	(1,191,181)	(607,419)	(24,966,579)	42,088,528	1,399,685	—	—
LTC Properties Inc.	109,067,970	17,759,679	(13,006,605)	(1,980,193)	(17,658,389)	94,182,462	2,758,713	4,519,871	—
Lumber Liquidators Holdings Inc.	48,622,800	6,756,459	(4,799,461)	(43,329)	(15,656,587)	34,879,882	2,043,344	—	—
Luminex Corp.(a)	92,423,168	6,456,228	(113,680,460)	40,048,361	(25,247,297)	—	—	294,503	—
Lydall Inc.(a)	38,392,476	7,297,192	(78,295,254)	32,662,097	(56,511)	—	—	—	—
M/I Homes Inc.	114,696,514	22,247,730	(15,691,288)	3,933,261	1,586,989	126,773,206	2,038,810	—	—
Macy’s Inc.(a)	311,179,571	12,179,786	(488,847,968)	380,389,933	(214,901,322)	—	—	5,891,122	—
Magellan Health Inc.	142,339,065	12,294,659	(4,444,748)	72,556	2,631,427	152,892,959	1,609,569	—	—
ManTech International Corp./VA, Class A	158,367,339	26,549,109	(18,265,830)	4,392,376	(30,212,611)	140,830,383	1,931,035	2,110,659	—
Marcus Corp. (The)	31,243,790	5,295,455	(5,455,130)	(3,913,298)	253,159	27,423,976	1,535,497	—	—
MarineMax Inc.	72,828,952	14,674,212	(11,693,623)	2,912,545	11,229,133	89,951,219	1,523,564	—	—
Marten Transport Ltd.(c)	N/A	12,319,767	(7,822,512)	1,682,588	15,819,628	71,801,164	4,184,217	2,465,591	—
Matador Resources Co.	171,558,770	45,495,543	(29,323,261)	9,075,668	88,544,047	285,350,767	7,728,894	736,698	—
Materion Corp.	89,936,963	19,329,783	(12,980,629)	3,203,081	32,168,238	131,657,436	1,431,993	492,083	—
Matrix Service Co.(a)	23,439,657	3,012,578	(15,397,698)	(19,659,241)	8,604,704	—	—	—	—
Matson Inc.	193,107,105	39,456,281	(34,798,506)	7,752,950	59,696,415	265,214,245	2,945,843	2,407,886	—
Matthews International Corp., Class A	83,592,643	13,745,780	(9,909,625)	(1,941,885)	(4,264,146)	81,222,767	2,214,965	1,384,192	—
MaxLinear Inc.	154,093,913	48,250,392	(22,692,148)	6,756,017	186,456,819	372,864,993	4,945,815	—	—
MDC Holdings Inc.	219,124,640	36,215,549	(21,467,517)	7,441,134	(20,149,849)	221,163,957	3,961,382	4,857,330	—
Medifast Inc.	166,232,311	34,198,941	(27,758,204)	7,913,349	(10,147,865)	170,438,532	813,821	3,376,986	—
MEDNAX Inc.	145,300,772	29,789,499	(19,804,297)	2,742,318	6,779,440	164,807,732	6,056,881	—	—
Meredith Corp.(a)	80,610,202	15,722,997	(59,904,283)	1,695,411	(38,124,327)	—	—	116,012,969	—
Meridian Bioscience Inc.	75,571,387	10,435,410	(7,691,253)	912,505	(17,261,029)	61,967,020	3,037,599	—	—
Merit Medical Systems Inc.	195,604,667	41,673,963	(21,865,048)	8,067,935	(1,585,427)	221,896,090	3,561,735	—	—
Meritage Homes Corp.	229,830,701	50,102,506	(36,473,581)	9,210,334	66,387,801	319,057,761	2,613,942	—	—
Meritor Inc.	142,164,413	22,134,574	(19,311,739)	(2,447,594)	(20,760,872)	121,778,782	4,914,398	—	—
Mesa Laboratories Inc.	79,217,611	22,265,800	(9,592,544)	655,092	27,558,275	120,104,234	366,071	161,042	—
Meta Financial Group Inc.	94,232,974	688,285	(4,345,768)	1,543,779	28,268,346	120,387,616	2,017,895	308,869	—
Methode Electronics Inc.	107,524,717	21,891,338	(16,675,366)	2,387,903	16,368,509	131,497,101	2,674,336	996,719	—
MicroStrategy Inc., Class A(a)	344,894,886	32,704,875	(344,781,128)	204,851,318	(237,669,951)	—	—	—	—
Middlesex Water Co.	—	107,600,470	(2,947,428)	219,128	33,985,789	138,857,959	1,154,264	650,885	—
ModivCare Inc.	123,461,279	22,337,865	(14,524,651)	5,816,369	(5,608,051)	131,482,811	886,660	—	—
Monro Inc.	146,529,428	24,787,780	(17,524,354)	(388,575)	(16,473,567)	136,930,712	2,349,935	1,712,478	—
Moog Inc., Class A	162,716,568	28,332,034	(20,543,081)	2,095,047	(6,346,243)	166,254,325	2,053,283	1,475,112	—
Motorcar Parts of America Inc.	28,952,145	4,402,424	(3,232,819)	(917,308)	(6,176,466)	23,027,976	1,349,032	—	—
Movado Group Inc.	31,485,131	7,208,737	(5,511,535)	1,318,518	13,875,293	48,376,144	1,156,494	959,111	—
Mr Cooper Group Inc.(c)	N/A	—	—	—	83,245,954	174,221,112	4,187,001	—	—
MTS Systems Corp.(a)	75,509,262	227,963	(76,126,475)	10,162,998	(9,773,748)	—	—	—	—
Mueller Industries Inc.	157,421,393	33,805,905	(21,247,265)	3,376,139	65,326,411	238,682,583	4,020,933	1,503,488	—
Myers Industries Inc.	47,393,826	8,600,652	(5,590,886)	511,258	(95,513)	50,819,337	2,539,697	986,316	—
MYR Group Inc.	80,199,303	20,075,664	(13,318,045)	4,510,434	39,196,885	130,664,241	1,181,947	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Myriad Genetics Inc.	$152,649,199	$32,043,631	$(15,797,544)	$4,111,256	$(18,592,463)	$154,414,079	5,594,713	$—	$—
Nabors Industries Ltd.	40,512,818	14,269,593	(4,670,485)	(375,696)	(5,614,512)	44,121,718	544,108	—	—
National Bank Holdings Corp., Class A	77,243,112	2,893,384	(27,457)	3,158	8,538,950	88,651,147	2,017,550	1,331,847	—
National Presto Industries Inc.(c)	N/A	5,282,297	(4,520,965)	(591,912)	(4,760,984)	29,208,996	356,077	—	—
National Storage Affiliates Trust(a)	170,931,785	4,449,164	(189,821,533)	62,336,381	(47,895,797)	—	—	—	—
Natus Medical Inc.	57,823,666	10,646,440	(7,232,823)	(1,022,001)	(3,426,236)	56,789,046	2,393,133	—	—
NBT Bancorp. Inc.	110,425,165	1,800,100	—	—	(3,730,873)	108,494,392	2,816,573	2,312,693	—
Neenah Inc.	57,631,250	10,377,712	(7,710,396)	(2,844,512)	(3,111,337)	54,342,717	1,174,216	1,599,707	—
Nektar Therapeutics	—	177,148,969	(142,875)	(23,129)	(2,297,368)	174,685,597	12,930,096	—	—
NeoGenomics Inc.	375,932,642	70,177,679	(36,092,854)	10,436,641	(126,082,000)	294,372,108	8,627,553	—	—
NETGEAR Inc.	83,787,405	12,586,626	(12,124,858)	(532,563)	(23,822,849)	59,893,761	2,050,454	—	—
NetScout Systems Inc.	—	175,893,938	(4,456,532)	(119,134)	(105,851)	171,212,421	5,175,708	—	—
New York Mortgage Trust Inc.	112,617,153	20,035,758	(13,610,306)	(1,285,053)	(19,251,126)	98,506,426	26,480,222	7,705,108	—
NexPoint Residential Trust Inc.	62,272,706	1,385,099	—	—	49,605,830	113,263,635	1,351,111	1,435,555	—
NextGen Healthcare Inc.	67,093,605	11,744,768	(6,346,959)	297,173	(1,028,157)	71,760,430	4,033,751	—	—
NIC Inc.(a)	151,962,766	610,653	(152,893,500)	63,276,535	(62,956,454)	—	—	—	—
NMI Holdings Inc., Class A	134,559,235	23,341,802	(15,958,736)	1,888,725	(12,566,649)	131,264,377	6,007,523	—	—
Northfield Bancorp. Inc.	49,776,905	1,862,478	(3,580,828)	(81,856)	755,769	48,732,468	3,015,623	1,201,158	—
Northwest Bancshares Inc.	112,987,382	5,026,245	—	—	(2,071,391)	115,942,236	8,188,011	4,783,942	—
Northwest Natural Holding Co.	110,005,183	19,220,569	(13,800,736)	(1,944,639)	(8,454,305)	105,026,072	2,153,056	2,945,332	—
NOW Inc.	74,091,738	12,280,771	(8,623,205)	(128,654)	(11,467,017)	66,153,633	7,746,327	—	—
NV5 Global Inc.	—	106,491,681	(490,973)	(14,140)	8,365,466	114,352,034	827,918	—	—
Oceaneering International Inc.	75,674,915	16,168,690	(11,345,060)	1,496,773	(2,910,946)	79,084,372	6,992,429	—	—
ODP Corp. (The)	154,361,837	26,162,156	(41,084,682)	6,291,933	(19,412,302)	126,318,942	3,215,859	—	—
Office Properties Income Trust	88,803,930	15,803,742	(11,639,475)	(8,349,521)	(337,326)	84,281,350	3,392,969	5,308,389	—
OFG Bancorp.	71,750,572	2,517,263	(1,659,303)	121,891	12,560,563	85,290,986	3,211,257	1,039,922	—
O-I Glass Inc.	154,497,089	28,350,015	(21,336,424)	(1,744,790)	(27,584,954)	132,180,936	10,987,609	—	—
Oil States International Inc.	24,561,571	4,527,425	(3,087,831)	(4,778,585)	204,576	21,427,156	4,311,299	—	—
Old National Bancorp./IN	198,693,145	8,020,659	—	—	(12,786,860)	193,926,944	10,702,370	4,438,034	—
Olympic Steel Inc.	18,066,574	2,997,212	(2,020,271)	426,779	(4,114,360)	15,355,934	653,444	37,221	—
Omnicell Inc.	372,592,744	83,912,260	(48,622,010)	21,738,283	125,865,609	555,486,886	3,078,513	—	—
OneSpan Inc.	55,467,069	8,738,822	(5,927,475)	647,285	(18,050,332)	40,875,369	2,414,375	—	—
Onto Innovation Inc.	213,873,237	46,560,709	(29,326,201)	11,838,379	106,554,196	349,500,320	3,452,537	—	—
OptimizeRx Corp.	—	109,011,239	(2,568,033)	(614,309)	(28,498,345)	77,330,552	1,245,058	—	—
OraSure Technologies Inc.	56,072,494	8,574,850	(6,445,283)	(1,752,795)	(12,587,838)	43,861,428	5,047,345	—	—
Orion Office
REIT Inc.	—	83,783,355	(3,077,180)	(354,173)	(9,488,822)	70,863,180	3,795,564	—	—
Orthofix Medical Inc.	56,350,752	8,907,059	(5,910,482)	(1,535,596)	(14,689,623)	43,122,110	1,387,009	—	—
OSI Systems Inc.	106,643,515	17,028,649	(11,385,325)	685,670	(4,014,346)	108,958,163	1,169,079	—	—
Owens & Minor Inc.	184,155,891	39,316,795	(23,894,502)	10,159,130	20,336,405	230,073,719	5,289,051	37,824	—
Oxford Industries Inc.	98,571,120	19,256,510	(19,938,658)	2,984,104	12,087,213	112,960,289	1,112,690	1,333,341	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Pacific Premier Bancorp. Inc.	$269,062,234	$6,754,535	$(3,090,715)	$(463,231)	$(21,331,125)	$250,931,698	6,268,591	$6,175,839	$—
Pacira BioSciences Inc.	204,811,531	30,941,030	(19,382,679)	1,300,249	(29,894,423)	187,775,708	3,120,753	—	—
Palomar Holdings Inc.	97,143,239	32,403,146	(12,487,506)	(1,936,944)	(5,555,189)	109,566,746	1,691,628	—	—
Park Aerospace Corp.	16,743,024	3,062,591	(1,733,567)	(191,059)	138,357	18,019,346	1,365,102	255,723	—
Park National Corp.	122,257,934	22,089,893	(13,327,015)	1,989,053	6,055,094	139,064,959	1,012,781	3,175,520	—
Patrick Industries Inc.	125,321,705	22,451,508	(14,081,812)	2,901,026	(9,544,489)	127,047,938	1,574,519	1,340,537	—
Patterson-UTI Energy Inc.	89,317,738	32,623,746	(11,751,829)	3,371,192	13,790,675	127,351,522	15,071,186	762,636	—
PBF Energy Inc., Class A	90,719,838	15,549,402	(11,761,827)	659,317	(8,841,199)	86,325,531	6,655,785	—	—
PDC Energy Inc.	228,790,444	54,095,871	(44,354,329)	4,855,005	89,433,388	332,820,379	6,822,886	5,875,097	—
PDF Solutions Inc.	34,795,816	8,842,851	(5,210,309)	839,976	27,276,465	66,544,799	2,093,262	—	—
Penn Virginia Corp.	13,757,338	14,367,836	(2,648,050)	(2,597,207)	16,895,137	39,775,054	1,477,528	—	—
Pennant Group Inc. (The)	77,734,691	10,585,820	(5,609,486)	1,206,526	(40,169,826)	43,747,725	1,895,482	—	—
Perdoceo Education Corp.	55,974,032	9,896,428	(7,308,439)	(296,286)	(500,838)	57,764,897	4,911,981	—	—
Perficient Inc.	129,214,182	42,040,092	(28,120,548)	11,407,421	143,865,345	298,406,492	2,308,040	—	—
PetMed Express Inc.	47,738,173	7,033,863	(4,650,983)	728,503	(14,256,126)	36,593,430	1,448,671	1,223,064	—
PGT Innovations Inc.	100,106,125	16,652,721	(11,964,422)	2,200,357	(13,035,811)	93,958,970	4,177,811	—	—
Phibro Animal Health Corp., Class A	33,060,487	5,770,468	(4,143,921)	(983,506)	(4,530,454)	29,173,074	1,428,652	495,247	—
Photronics Inc.	54,358,680	11,408,644	(10,282,123)	1,609,216	23,669,181	80,763,598	4,284,541	—	—
Piper Sandler Cos.	100,793,570	30,556,634	(20,061,877)	5,752,141	59,488,071	176,528,539	988,900	4,415,276	—
Pitney Bowes Inc.(b)	88,112,825	—	(20,495,541)	1,394,413	(19,316,995)	N/A	N/A	1,464,061	—
Plantronics Inc.	97,572,545	23,179,567	(9,016,682)	2,351,893	(26,242,776)	87,844,547	2,994,020	—	—
Plexus Corp.	176,415,823	31,868,603	(25,844,750)	6,593,719	751,518	189,784,913	1,979,194	—	—
Powell Industries Inc.	20,194,412	3,088,837	(2,028,696)	(280,951)	(2,323,743)	18,649,859	632,413	469,935	—
Power Integrations Inc.(a)	326,156,129	63,306,198	(412,121,636)	179,270,159	(156,610,850)	—	—	1,664,614	—
PRA Group Inc.	112,598,939	23,628,421	(23,075,030)	2,152,953	38,115,037	153,420,320	3,055,573	—	—
Preferred Bank/Los Angeles CA(b)	55,460,504	203,827	(16,710,463)	42,057	(1,908,737)	N/A	N/A	992,854	—
Prestige Consumer Healthcare Inc.	146,432,967	33,161,003	(21,660,009)	1,923,812	53,168,135	213,025,908	3,512,381	—	—
PriceSmart Inc.	150,652,521	24,637,347	(14,820,818)	303,566	(37,438,654)	123,333,962	1,685,581	542,287	—
ProAssurance Corp.	89,093,540	3,163,223	—	—	(4,795,245)	87,461,518	3,456,977	513,357	—
Progress Software Corp.	129,785,075	25,380,898	(19,124,662)	3,640,013	8,589,152	148,270,476	3,071,690	1,554,361	—
ProPetro Holding Corp.	58,130,526	9,764,114	(5,506,006)	(1,734,014)	(12,548,599)	48,106,021	5,939,015	—	—
Proto Labs Inc.	224,020,365	24,585,580	(19,297,394)	(11,644,780)	(118,401,037)	99,262,734	1,933,062	—	—
Provident Financial Services Inc.	107,090,491	5,965,939	(2,376,568)	(386,009)	9,779,171	120,073,024	4,957,598	3,397,471	—
Quaker Chemical Corp.(c)	N/A	38,907,665	(24,209,808)	7,179,363	54,918,686	217,090,823	940,683	1,066,613	—
Quanex Building Products Corp.	58,878,219	9,838,265	(7,441,511)	516,245	(3,590,135)	58,201,083	2,348,712	548,414	—
QuinStreet Inc.	66,418,697	10,859,863	(6,965,054)	1,891,305	(8,604,676)	63,600,135	3,496,434	—	—
Rambus Inc.	144,699,890	31,624,839	(25,572,023)	8,475,150	66,088,257	225,316,113	7,666,421	—	—
Range Resources Corp.	178,037,488	53,504,756	(46,918,013)	10,389,861	117,040,310	312,054,402	17,501,649	—	—
Raven Industries Inc.(a)	91,702,149	16,100,945	(155,408,635)	68,830,775	(21,225,234)	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Rayonier Advanced Materials Inc.	$38,379,152	$5,297,645	$(3,677,728)	$(2,366,581)	$(12,066,785)	$25,565,703	4,477,356	$—	$—
RE/MAX Holdings Inc., Class A.	48,781,285	6,361,578	(3,946,286)	(699,991)	(10,415,835)	40,080,751	1,314,554	872,667	—
Ready Capital Corp.	52,226,909	13,049,036	(8,841,256)	1,427,030	6,613,375	64,475,094	4,125,086	5,340,911	—
Realogy Holdings Corp.	116,415,788	24,411,192	(16,172,056)	4,413,980	8,240,858	137,309,762	8,168,338	—	—
Red Robin Gourmet Burgers Inc.	41,455,842	4,524,290	(3,194,406)	(1,138,519)	(23,399,459)	18,247,748	1,103,917	—	—
Redwood Trust Inc.	77,909,585	23,084,983	(10,462,446)	526,875	14,578,289	105,637,286	8,008,892	4,757,295	—
REGENXBIO Inc.	79,317,416	21,743,296	(9,594,688)	(2,451,711)	(2,783,759)	86,230,554	2,637,020	—	—
Renasant Corp.	146,346,660	5,394,108	—	—	(12,580,509)	139,160,259	3,666,937	2,399,599	—
Renewable Energy Group Inc.	159,798,771	79,957,435	(17,087,294)	6,364,077	(79,378,048)	149,654,941	3,526,271	—	—
Rent-A-Center Inc./TX	188,216,886	75,757,912	(22,783,237)	8,793,372	(46,291,682)	203,693,251	4,240,076	4,898,894	—
Resideo Technologies Inc.	269,530,029	47,949,584	(32,528,902)	9,176,486	(30,730,252)	263,396,945	10,118,976	—	—
Resources Connection Inc.	27,882,489	5,902,739	(3,483,669)	216,299	8,575,719	39,093,577	2,191,344	864,142	—
Retail Opportunity Investments Corp.	124,886,950	25,852,177	(14,378,579)	2,015,842	28,542,365	166,918,755	8,516,263	3,289,795	—
Retail Properties of America Inc., Class A(a)	149,916,023	18,430,088	(206,090,634)	79,439,497	(41,694,974)	—	—	2,158,580	—
REX American Resources Corp.	29,976,809	5,417,006	(4,123,675)	175,610	3,985,546	35,431,296	369,076	—	—
Rogers Corp.	234,593,790	49,181,421	(32,823,640)	10,721,302	96,551,994	358,224,867	1,312,179	—	—
RPT Realty	61,741,735	13,580,880	(7,288,770)	1,516,973	9,468,572	79,019,390	5,905,784	1,759,490	—
Ruth’s Hospitality Group Inc.	52,674,064	8,255,906	(6,152,106)	983,673	(11,515,758)	44,245,779	2,223,406	—	—
S&T Bancorp. Inc.	80,889,971	2,200,315	—	—	(4,775,284)	78,315,002	2,484,613	2,080,747	—
Safety Insurance Group Inc.	76,384,673	2,819,572	—	—	743,512	79,947,757	940,230	2,520,169	—
Saia Inc.(a)	404,669,514	30,383,724	(451,402,669)	279,029,228	(262,679,797)	—	—	—	—
Sally Beauty Holdings Inc.	151,369,528	26,559,647	(18,934,972)	4,092,965	(16,898,404)	146,188,764	7,919,218	—	—
Sanmina Corp.	179,079,109	31,009,775	(23,442,076)	4,111,503	(3,763,263)	186,995,048	4,510,252	—	—
ScanSource Inc.	50,908,920	9,799,732	(6,473,383)	(175,259)	8,692,111	62,752,121	1,788,829	—	—
Schweitzer-Mauduit International Inc.	102,654,734	14,444,526	(10,792,371)	(900,892)	(39,503,228)	65,902,769	2,204,106	2,788,306	—
Seacoast Banking Corp. of Florida	126,008,111	19,705,682	—	—	(2,919,107)	142,794,686	4,034,888	1,416,972	—
SEACOR Holdings Inc.(a)	52,804,380	—	(53,776,240)	(2,541,659)	3,513,519	—	—	—	—
Select Medical Holdings Corp.	245,183,911	44,931,459	(38,061,828)	8,609,964	(42,253,905)	218,409,601	7,428,898	2,693,690	—
Selectquote Inc.	—	152,157,708	(5,981,662)	(3,406,020)	(63,670,092)	79,099,934	8,730,677	—	—
Seneca Foods Corp., Class A	21,038,588	3,726,288	(3,941,815)	382,480	(85,388)	21,120,153	440,462	—	—
Service Properties Trust.	—	142,479,533	(1,833,778)	(194,872)	(41,535,782)	98,915,101	11,253,140	218,939	—
ServisFirst Bancshares Inc.	192,353,756	47,375,994	(24,825,185)	8,822,880	66,667,550	290,394,995	3,418,825	2,069,083	—
Shake Shack Inc., Class A	272,783,074	50,870,115	(25,474,534)	4,699,343	(105,005,536)	197,872,462	2,742,135	—	—
Shenandoah Telecommunications Co.	162,449,393	22,368,829	(17,677,942)	(2,499,610)	(75,370,397)	89,270,273	3,500,795	62,631,481	—
Signet Jewelers Ltd.	202,271,869	49,461,595	(30,189,507)	12,172,754	89,780,239	323,496,950	3,717,074	1,262,584	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Simmons First National Corp., Class A	$198,779,921	$22,213,513	$(1,153,752)	$46,069	$(1,332,057)	$218,553,694	7,388,563	$3,768,834	$—
Simply Good Foods Co. (The)	170,796,223	36,703,757	(25,406,049)	1,709,052	61,918,950	245,721,933	5,911,040	—	—
Simulations Plus Inc.	63,927,103	9,437,232	(5,224,106)	(636,822)	(15,421,093)	52,082,314	1,101,106	184,184	—
SkyWest Inc.	182,815,975	27,267,313	(19,259,172)	2,554,223	(54,661,168)	138,717,171	3,529,699	—	—
Sleep Number Corp.	242,692,385	28,056,660	(38,324,419)	9,803,377	(120,686,706)	121,541,297	1,586,701	—	—
SM Energy Co.	116,373,773	52,596,970	(17,928,712)	7,142,517	92,802,895	250,987,443	8,513,821	151,802	—
SMART Global Holdings Inc.(c)	N/A	71,746,130	(8,316,148)	1,302,589	50,450,408	115,182,979	1,622,524	—	—
Sonic Automotive Inc., Class A(b)	77,354,183	13,743,305	(19,558,741)	8,260,490	(40,118,306)	N/A	N/A	549,238	—
South Jersey Industries Inc.	151,353,605	52,656,715	(22,367,659)	(2,100,885)	26,374,643	205,916,419	7,883,477	6,714,293	—
Southside Bancshares Inc.	78,478,220	1,371,633	—	—	6,940,448	86,790,301	2,075,330	2,154,370	—
Southwestern Energy Co.	200,682,305	150,256,318	(21,641,406)	6,308,017	(4,245,058)	331,360,176	71,107,334	—	—
SpartanNash Co.	47,256,948	10,212,291	(7,461,179)	(167,228)	15,033,461	64,874,293	2,518,412	1,474,873	—
Spectrum Pharmaceuticals Inc.	31,732,618	8,853,629	(3,050,046)	(9,255,305)	(13,653,582)	14,627,314	11,517,570	—	—
Spok Holdings Inc.(a)	12,435,916	749,864	(10,341,126)	(6,988,937)	4,144,283	—	—	148,595	—
SPS Commerce Inc.	235,546,735	55,714,608	(34,669,332)	13,128,395	88,938,960	358,659,366	2,519,560	—	—
SPX Corp.	175,072,798	32,428,531	(21,701,149)	8,139,157	(4,059,480)	189,879,857	3,181,633	—	—
SPX FLOW Inc.	177,921,392	38,349,654	(27,025,813)	7,145,497	57,989,498	254,380,228	2,941,492	503,935	—
Stamps.com Inc.(a)	244,301,392	30,323,517	(435,369,153)	258,588,462	(97,844,218)	—	—	—	—
Standard Motor Products Inc.	55,827,470	11,510,932	(11,024,917)	(354,151)	14,294,765	70,254,099	1,340,983	995,630	—
Standex International Corp.	78,800,237	14,798,760	(11,227,498)	1,269,208	11,027,484	94,668,191	855,487	607,338	—
Stepan Co.	180,914,519	31,808,062	(22,903,731)	4,188,358	(8,573,861)	185,433,347	1,491,941	1,360,334	—
Steven Madden Ltd.	192,148,702	40,555,687	(30,740,943)	5,694,715	41,538,050	249,196,211	5,362,518	2,367,353	—
Stewart Information Services Corp.	84,460,455	6,246,943	—	—	46,490,312	137,197,710	1,720,779	1,739,067	—
StoneX Group Inc.	71,846,867	14,129,018	(8,569,111)	1,947,744	(7,066,533)	72,287,985	1,180,212	—	—
Strategic Education Inc.	—	142,151,828	(17,108,379)	(2,412,534)	(30,913,738)	91,717,177	1,585,705	1,917,919	—
Sturm Ruger & Co. Inc.	77,266,619	16,042,555	(11,613,970)	1,644,072	525,167	83,864,443	1,232,938	3,122,521	—
Summit Hotel Properties Inc.	71,665,064	13,122,711	(8,639,038)	(1,982,388)	(1,371,487)	72,794,862	7,458,490	—	—
SunCoke Energy Inc.	38,766,134	6,984,629	(4,833,803)	(884,911)	(1,570,937)	38,461,112	5,836,284	1,001,794	—
Supernus Pharmaceuticals Inc.	92,451,398	19,223,552	(13,419,638)	(1,455,892)	11,851,352	108,650,772	3,726,021	—	—
Surmodics Inc.	51,794,270	8,253,169	(5,805,783)	1,416,535	(8,859,087)	46,799,104	971,944	—	—
Sykes Enterprises Inc.(a)	116,330,161	8,506,983	(151,379,084)	63,075,809	(36,533,869)	—	—	—	—
Sylvamo Corp.	—	83,940,103	(3,343,342)	(296,691)	(11,351,025)	68,949,045	2,472,178	—	—
Tabula Rasa HealthCare Inc.	69,016,885	7,958,015	(5,225,293)	(1,211,955)	(45,920,987)	24,616,665	1,641,111	—	—
Tactile Systems Technology Inc.	70,989,899	9,036,744	(6,410,918)	(194,425)	(46,923,871)	26,497,429	1,392,403	—	—
Tanger Factory Outlet Centers Inc.	94,547,718	32,178,310	(13,560,357)	3,399,415	23,896,231	140,461,317	7,285,338	3,563,508	—
Team Inc.(a)	23,853,460	972,427	(8,444,504)	(35,714,110)	19,332,727	—	—	—	—
TechTarget Inc.	109,352,637	34,658,210	(12,844,894)	5,241,005	37,428,403	173,835,361	1,817,221	—	—
Telephone and Data Systems Inc.	—	133,067,610	(193,734)	(6,313)	6,600,259	139,467,822	6,921,480	—	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Tennant Co.	$98,704,814	$18,600,970	$(13,276,731)	$1,027,275	$189,996	$105,246,324	1,298,696	$892,150	$—
TimkenSteel Corp.	29,752,222	8,579,760	(3,732,619)	1,149,599	11,794,600	47,543,562	2,881,428	—	—
Titan International Inc.	31,208,028	5,302,749	(3,391,175)	710,971	5,449,333	39,279,906	3,583,933	—	—
Tivity Health Inc.	56,443,441	21,162,173	(7,729,218)	1,441,793	10,708,474	82,026,663	3,102,370	—	—
Tompkins Financial Corp.	66,885,031	11,340,429	(9,103,052)	640,416	(60,196)	69,702,628	833,963	1,330,667	—
Tredegar Corp.	26,151,143	3,803,180	(3,062,820)	(1,389,520)	(4,210,794)	21,291,189	1,801,285	639,856	—
TreeHouse Foods Inc.	—	160,314,415	(8,940,414)	(49,377)	7,249,974	158,574,598	3,912,524	—	—
Trinseo PLC(g)	163,134,892	26,373,248	(17,307,510)	2,178,735	(31,686,749)	142,692,616	2,720,027	1,240,079	—
Triumph Bancorp. Inc.	116,581,689	30,277,950	(14,025,342)	3,671,478	60,668,199	197,173,974	1,655,811	—	—
Triumph Group Inc.	60,192,680	11,194,832	(4,072,012)	1,036,777	(583,842)	67,768,435	3,657,228	—	—
TrueBlue Inc.	52,315,688	12,362,412	(9,113,151)	1,124,019	12,098,071	68,787,039	2,485,979	—	—
Trupanion Inc.	168,434,160	39,675,772	(19,370,730)	955,354	127,690,909	317,385,465	2,403,889	—	—
TrustCo Bank Corp. NY	43,967,747	576,389	—	(9)	(4,301,983)	40,242,144	1,208,110	1,245,863	—
Trustmark Corp.	—	121,530,350	—	—	818,336	122,348,686	3,769,214	1,685,755	—
TTM Technologies Inc.	96,156,533	23,833,612	(14,632,080)	439,712	3,147,194	108,944,971	7,311,743	—	—
Tupperware Brands Corp.	86,658,763	12,625,758	(9,385,458)	(2,184,025)	(35,350,106)	52,364,932	3,424,783	—	—
Two Harbors Investment Corp.	—	197,422,483	(13,264,478)	(2,353,668)	(42,779,014)	139,025,323	24,094,510	10,764,174	—
U.S. Concrete Inc.(a)	77,938,060	4,194,672	(83,167,724)	26,772,323	(25,737,331)	—	—	—	—
U.S. Ecology Inc.	87,523,657	13,741,190	(10,198,258)	(3,617,161)	(16,929,326)	70,520,102	2,207,893	—	—
U.S. Physical Therapy Inc.	89,350,175	17,162,278	(12,445,859)	2,073,630	(9,698,146)	86,442,078	904,679	957,837	—
U.S. Silica Holdings Inc.	60,980,792	9,187,125	(6,778,789)	(3,727,642)	(10,548,093)	49,113,393	5,224,829	—	—
UFP Industries Inc.	309,413,018	61,414,542	(39,100,008)	12,068,448	55,134,425	398,930,425	4,335,729	2,078,781	—
Ultra Clean Holdings Inc.	157,117,530	39,216,553	(15,881,900)	6,522,133	(6,537,021)	180,437,295	3,145,699	—	—
Unifi Inc.	27,826,368	3,971,817	(4,599,071)	(704,948)	(3,894,279)	22,599,887	976,237	—	—
UniFirst Corp./MA	226,871,246	39,233,559	(28,187,383)	5,786,244	(19,151,952)	224,551,714	1,067,261	822,137	—
uniQure NV	—	94,762,883	(2,870,491)	(765,062)	(38,759,473)	52,367,857	2,524,969	—	—
Unisys Corp.	106,761,356	25,147,334	(13,406,139)	2,633,903	(24,355,735)	96,780,719	4,704,945	—	—
United Community Banks Inc./GA	183,178,031	15,928,820	—	—	10,326,419	209,433,270	5,827,303	3,256,913	—
United Fire Group Inc.	50,020,789	6,196,706	(4,479,273)	(2,250,685)	(14,555,002)	34,932,535	1,506,362	656,538	—
United Natural Foods Inc.	123,184,993	28,886,242	(18,239,527)	5,604,357	54,325,198	193,761,263	3,947,866	—	—
Uniti Group Inc.	171,226,312	35,102,183	(21,517,141)	2,509,757	44,389,494	231,710,605	16,538,944	7,173,190	—
Unitil Corp.	—	67,795,123	(4,717,884)	(508,264)	(11,099,358)	51,469,617	1,119,148	1,174,463	—
Universal Corp./VA.	96,580,197	16,087,185	(11,528,294)	(434,307)	(6,018,307)	94,686,474	1,724,080	3,824,966	—
Universal Electronics Inc.	51,056,576	7,471,233	(7,992,672)	(935,244)	(12,092,167)	37,507,726	920,435	—	—
Universal Health Realty Income Trust	57,861,075	9,304,785	(6,435,203)	(1,752,116)	(5,564,431)	53,414,110	898,169	1,830,345	—
Universal Insurance Holdings Inc.	27,164,162	1,075,141	(715,480)	(818,624)	5,907,975	32,613,174	1,918,422	1,160,981	—
Urstadt Biddle Properties Inc., Class A	32,429,238	456,548	—	—	8,600,267	41,486,053	1,947,702	895,943	—
Vanda Pharmaceuticals Inc.	55,053,197	11,945,279	(7,898,221)	169,305	1,975,743	61,245,303	3,903,461	—	—
Varex Imaging Corp.	53,641,980	13,286,933	(9,297,607)	817,780	28,646,866	87,095,952	2,760,569	—	—
Vector Group Ltd.	119,130,838	22,769,221	(43,489,637)	1,563,159	5,189,785	105,163,366	9,160,572	5,230,589	—

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Affiliates (continued)

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
Veeco Instruments Inc.	$68,739,391	$15,234,186	$(9,485,880)	$2,593,728	$23,659,898	$100,741,323	3,538,508	$—	$—
Vera Bradley Inc.(c)	N/A	21,860,445	(1,732,759)	(160,671)	(4,714,168)	15,252,847	1,792,344	—	—
Vericel Corp.	170,156,038	27,873,518	(18,239,172)	(1,982,328)	(48,906,021)	128,902,035	3,279,950	—	—
Veris Residential Inc.(h)	89,030,991	18,077,393	(19,850,767)	1,864,730	13,941,095	103,063,442	5,607,369	—	—
Veritex Holdings Inc.	104,118,999	2,595,290	—	—	22,516,809	129,231,098	3,248,645	1,827,836	—
Veritiv Corp.	35,329,598	25,086,099	(11,252,499)	1,942,395	67,946,893	119,052,486	971,302	—	—
Viad Corp.	56,921,449	11,255,550	(8,010,271)	255,290	1,128,444	61,550,462	1,438,431	—	—
Viavi Solutions Inc.	239,361,305	54,467,874	(31,028,472)	9,350,596	21,325,884	293,477,187	16,655,913	—	—
Virtus Investment Partners Inc.	111,848,134	12,358,480	(9,775,697)	5,142,530	23,925,853	143,499,300	483,000	1,502,478	—
Vista Outdoor Inc.	124,606,414	28,696,928	(23,234,721)	9,065,358	45,798,741	184,932,720	4,014,168	—	—
Wabash National Corp.	65,304,094	10,581,378	(10,295,875)	(395,774)	2,474,307	67,668,130	3,466,605	825,272	—
Waddell & Reed Financial Inc., Class A(a)	103,763,613	1,229,180	(104,784,964)	27,640,785	(27,848,614)	—	—	1,035,137	—
Walker & Dunlop Inc.	200,743,583	42,366,419	(26,781,796)	13,000,601	82,232,961	311,561,768	2,064,964	2,958,444	—
Washington REIT	124,495,598	30,375,814	(17,813,524)	(958,491)	17,366,444	153,465,841	5,936,783	3,670,547	—
Watts Water Technologies Inc., Class A	217,548,120	54,800,360	(35,986,774)	11,578,559	126,933,463	374,873,728	1,930,647	1,444,866	—
WD-40 Co.	279,344,242	39,387,714	(28,209,599)	5,293,663	(60,753,431)	235,062,589	960,851	1,971,758	—
Westamerica Bancorp.	105,435,620	4,742,695	—	—	(8,553,136)	101,625,179	1,760,353	2,133,448	—
Whitestone REIT	26,085,211	7,865,834	(2,057,600)	(47,760)	1,004,527	32,850,212	3,242,864	894,938	—
Winnebago Industries Inc.	172,588,602	29,059,316	(21,853,439)	5,729,305	(9,895,196)	175,628,588	2,344,215	949,860	—
WisdomTree Investments Inc.	46,809,031	7,091,746	(5,972,981)	(581,801)	(823,065)	46,522,930	7,601,786	668,754	—
Wolverine World Wide Inc.	210,668,185	33,711,695	(24,625,209)	2,310,897	(55,808,445)	166,257,123	5,770,813	1,683,088	—
World Fuel Services Corp.	—	157,252,610	(8,228,597)	(1,137,577)	(30,520,309)	117,366,127	4,433,930	1,046,796	—
WSFS Financial Corp.(b)	127,264,286	26,629,826	—	—	8,359,010	N/A	N/A	1,086,757	—
WW International Inc.	—	81,129,747	(2,767,359)	(430,370)	(17,790,071)	60,141,947	3,728,577	—	—
Xencor Inc.	166,310,078	26,109,800	(17,184,189)	(2,549,486)	(8,303,490)	164,382,713	4,097,276	—	—
Xenia Hotels & Resorts Inc.	147,419,259	26,170,989	(14,870,915)	(48,766)	(13,760,921)	144,909,646	8,001,637	—	—
Xperi Holding Corp.	144,868,422	—	—	—	(19,031,865)	125,836,557	6,654,498	998,175	—
Zumiez Inc.	59,725,337	13,151,531	(8,492,333)	2,054,884	5,480,890	71,920,309	1,498,652	—	—
				$3,997,120,889	$(443,710,584)	$73,007,731,533		$822,088,475	$—
(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity was not considered an affiliate.
(c)	As of the beginning of the period, the entity was not considered an affiliate.
(d)	Represents net amount purchased (sold)
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(f)	Formerly the Hibbett Sports Inc.

(g)	Formerly the Trinseo SA.
(h)	Formerly the Mack-Cali Realty Corp.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,464	03/18/22	$164,173	$3,852,331

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$307,925,972	$16,402,312	(c)	$324,384,313	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/23	499,902,990	(8,495,462	)(e)	492,401,924	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	441,856,555	3,573,930	(g)	446,430,786	0.6
					$11,480,780		$1,263,217,023
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(56,029) of net dividends and financing fees.
(e)	Amount includes $(994,396) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,000,301) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of December 31, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.(a)	648,143	$12,010,090	3.7%
Banks
BankUnited Inc.	82,846	3,505,214	1.1
Banner Corp.	67,129	4,072,716	1.3
Berkshire Hills Bancorp. Inc.	199,342	5,667,293	1.7
Brookline Bancorp. Inc.	250,113	4,049,329	1.2
Central Pacific Financial Corp.	98,067	2,762,547	0.9
City Holding Co.	24,723	2,022,094	0.6
Columbia Banking System Inc.	157,564	5,155,494	1.6
Community Bank System Inc.	76,549	5,701,370	1.8
Eagle Bancorp. Inc.	37,643	2,196,093	0.7
First Commonwealth Financial Corp.	279,902	4,503,623	1.4
First Financial Bancorp.	323,221	7,880,128	2.4
First Midwest Bancorp. Inc.	58,066	1,189,192	0.4
Great Western Bancorp. Inc.	10,351	351,520	0.1
Hanmi Financial Corp.	148,731	3,521,950	1.1
Heritage Financial Corp./WA	82,358	2,012,830	0.6
Hilltop Holdings Inc.	70,066	2,462,119	0.8
HomeStreet Inc.	103,641	5,389,332	1.7
Hope Bancorp Inc.	237,944	3,500,156	1.1
Independent Bank Corp.	17,706	1,443,570	0.4
NBT Bancorp. Inc.	105,984	4,082,504	1.3
OFG Bancorp.	176,454	4,686,618	1.4
Old National Bancorp./IN	530,733	9,616,882	3.0
Pacific Premier Bancorp. Inc.	138,010	5,524,540	1.7
Preferred Bank/Los Angeles CA	41,723	2,995,294	0.9
Renasant Corp.	12,599	478,132	0.1
S&T Bancorp. Inc.	74,016	2,332,984	0.7
Southside Bancshares Inc.	36,613	1,531,156	0.5
United Community Banks Inc./GA	202,040	7,261,318	2.2
Veritex Holdings Inc.	123,622	4,917,683	1.5
Westamerica Bancorp.	36,266	2,093,636	0.6
		112,907,317
Commercial Services & Supplies
Pitney Bowes Inc.	3,203,227	21,237,395	6.6
Communications Equipment
Extreme Networks Inc.(a)	2,475,699	38,868,474	12.0
Consumer Finance
Green Dot Corp.(a)	50,382	1,825,844	0.6
Equity Real Estate Investment Trusts (REITs)
GEO Group Inc. (The)	229,537	1,778,912	0.5
NexPoint Residential Trust Inc.	182,713	15,316,831	4.7
Service Properties Trust	163,127	1,433,886	0.4
SITE Centers Corp.	1,199,907	18,994,528	5.9
Urstadt Biddle Properties Inc.	38,719	824,715	0.3
		38,348,872
Health Care Providers & Services
RadNet Inc.(a)	312,881	9,420,847	2.9
			% of
			Basket
	Shares	Value	Value

Insurance
Ambac Financial Group Inc.(a)	95,534	$1,533,321	0.5
Employers Holdings Inc.	74,691	3,090,714	0.9
Genworth Financial Inc.(a)	3,983,510	16,133,216	5.0
Horace Mann Educators Corp.	178,213	6,896,843	2.1
James River Group Holdings Ltd.	91,956	2,649,252	0.8
ProAssurance Corp.	101,466	2,567,090	0.8
Safety Insurance Group Inc.	14,005	1,190,845	0.4
Stewart Information Services Corp.	87,171	6,950,144	2.1
		41,011,425
Metals & Mining
Warrior Met Coal Inc.	92,441	2,376,658	0.7
Oil, Gas & Consumable Fuels
Civitas Resources Inc.	1,328	65,032	0.0
Green Plains Inc.(a)	83,801	2,912,923	0.9
Par Pacific Holdings Inc.(a)	150,853	2,487,566	0.8
		5,465,521
Software
Vonage Holdings Corp.(a)	1,547,083	32,163,856	9.9
Xperi Holding Corp.	88,244	1,668,694	0.5
		33,832,550
Thrifts & Mortgage Finance
Mr Cooper Group Inc.(a)	23,716	986,823	0.3
Northwest Bancshares Inc.	360,917	5,110,585	1.6
TrustCo Bank Corp. NY	29,478	981,912	0.3
		7,079,320
Total Reference Entity — Long		324,384,313
Net Value of Reference Entity — Goldman Sachs Bank USA		$324,384,313

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of December 31, 2021 expiration 2/10/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.(a)	158,084	$2,929,297	0.6%
Banks
Bancorp. Inc. (The)(a)	243,036	6,151,241	1.2
BankUnited Inc.	328,225	13,887,200	2.8
Banner Corp.	50,553	3,067,051	0.6
Brookline Bancorp. Inc.	123,659	2,002,039	0.4
City Holding Co.	43,351	3,545,678	0.7
Community Bank System Inc.	119,862	8,927,322	1.8
Customers Bancorp. Inc.(a)	72,610	4,746,516	1.0
CVB Financial Corp.	287,640	6,158,372	1.2
Eagle Bancorp. Inc.	51,536	3,006,610	0.6
First BanCorp./Puerto Rico	234,423	3,230,349	0.7
First Bancorp./Southern Pines NC	84,149	3,847,292	0.8
First Financial Bancorp.	229,561	5,596,697	1.1
First Midwest Bancorp. Inc.	231,044	4,731,781	1.0
Great Western Bancorp. Inc.	127,921	4,344,197	0.9
Heritage Financial Corp./WA	36,400	889,616	0.2

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

			% of
			Basket
	Shares	Value	Value

Hilltop Holdings Inc.	28,242	$992,424	0.2
Hope Bancorp Inc.	156,405	2,300,718	0.5
Independent Bank Corp.	178,951	14,589,875	3.0
Lakeland Financial Corp.	111,942	8,971,032	1.8
Meta Financial Group Inc.	48,325	2,883,070	0.6
National Bank Holdings Corp.	31,313	1,375,893	0.3
Pacific Premier Bancorp. Inc.	200,182	8,013,285	1.6
Preferred Bank/Los Angeles CA	255,045	18,309,681	3.7
Renasant Corp.	73,929	2,805,606	0.6
S&T Bancorp. Inc.	125,797	3,965,121	0.8
Simmons First National Corp.	651,889	19,282,877	3.9
Southside Bancshares Inc.	114,278	4,779,106	1.0
Trustmark Corp.	600,274	19,484,894	4.0
Veritex Holdings Inc.	79,463	3,161,038	0.6
Westamerica Bancorp.	47,385	2,735,536	0.5
		187,782,117
Capital Markets
Virtus Investment Partners Inc.	10,498	3,118,956	0.6
Commercial Services & Supplies
Pitney Bowes Inc.	490,636	3,252,917	0.7
Consumer Finance
Green Dot Corp.(a)	172,752	6,260,532	1.3
Equity Real Estate Investment Trusts (REITs)
Easterly Government Properties Inc.	123,211	2,823,996	0.6
GEO Group Inc. (The)	248,442	1,925,426	0.4
Getty Realty Corp.	143,121	4,592,753	0.9
SITE Centers Corp.	800,199	12,667,150	2.6
Urstadt Biddle Properties Inc.	93,778	1,997,471	0.4
		24,006,796
Gas Utilities
Chesapeake Utilities Corp.	72,636	10,591,055	2.1
Insurance
Ambac Financial Group Inc.(a)	160,535	2,576,587	0.5
Employers Holdings Inc.	69,565	2,878,600	0.6
Genworth Financial Inc.(a)	1,602,869	6,491,619	1.3
ProAssurance Corp.	105,579	2,671,149	0.6
Safety Insurance Group Inc.	42,360	3,601,871	0.7
		18,219,826
Metals & Mining
Warrior Met Coal Inc.	106,716	2,743,668	0.6
Mortgage Real Estate Investment
Invesco Mortgage Capital Inc.	1,543,743	4,291,606	0.9
Oil, Gas & Consumable Fuels
Civitas Resources Inc.	1,482,103	72,578,584	14.7
Green Plains Inc.(a)	921,624	32,035,650	6.5
Par Pacific Holdings Inc.(a)	177,385	2,925,079	0.6
		107,539,313
Software
Vonage Holdings Corp.(a)	1,421,212	29,546,997	6.0
Xperi Holding Corp.	316,392	5,982,973	1.2
		35,529,970
			% of
			Basket
	Shares	Value	Value

Thrifts & Mortgage Finance
Flagstar Bancorp. Inc.	348,191	$16,692,277	3.4
Mr Cooper Group Inc.(a)	1,049,432	43,666,866	8.9
Provident Financial Services Inc.	449,804	10,894,253	2.2
TrustCo Bank Corp. NY	37,215	1,239,632	0.3
WSFS Financial Corp.	102,065	5,115,498	1.0
		77,608,526
Water Utilities
Middlesex Water Co.	70,884	8,527,345	1.7

Total Reference Entity — Long		492,401,924

Net Value of Reference Entity — HSBC Bank PLC		$492,401,924

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of December 31, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.(a)	64,001	$1,185,939	0.3%
Banks
Allegiance Bancshares Inc.	16,377	691,273	0.2
Banner Corp.	146,209	8,870,500	2.0
Brookline Bancorp. Inc.	188,777	3,056,300	0.7
Central Pacific Financial Corp.	281,973	7,943,179	1.8
Columbia Banking System Inc.	140,998	4,613,455	1.0
Community Bank System Inc.	74,810	5,571,849	1.2
Eagle Bancorp. Inc.	53,573	3,125,449	0.7
First BanCorp./Puerto Rico	867,407	11,952,868	2.7
First Commonwealth Financial Corp.	449,201	7,227,644	1.6
First Midwest Bancorp. Inc.	296,532	6,072,975	1.4
Great Western Bancorp. Inc.	73,823	2,507,029	0.6
Hanmi Financial Corp.	81,193	1,922,650	0.4
Heritage Financial Corp./WA	77,338	1,890,141	0.4
Hilltop Holdings Inc.	213,887	7,515,989	1.7
Hope Bancorp Inc.	241,419	3,551,273	0.8
Independent Bank Corp.	33,470	2,728,809	0.6
Meta Financial Group Inc.	151,329	9,028,288	2.0
National Bank Holdings Corp.	72,618	3,190,835	0.7
NBT Bancorp. Inc.	104,748	4,034,893	0.9
OFG Bancorp.	102,600	2,725,056	0.6
Old National Bancorp./IN	377,274	6,836,205	1.5
Preferred Bank/Los Angeles CA	32,123	2,306,110	0.5
Renasant Corp.	149,967	5,691,248	1.3
S&T Bancorp. Inc.	70,880	2,234,138	0.5
Southside Bancshares Inc.	33,760	1,411,843	0.3
United Community Banks Inc./GA	1,299,000	46,686,060	10.5
Westamerica Bancorp.	37,166	2,145,593	0.5
		165,531,652
Capital Markets
Virtus Investment Partners Inc.	6,203	1,842,911	0.4
Communications Equipment
Extreme Networks Inc.(a)	779,930	12,244,901	2.7

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

			% of
			Basket
	Shares	Value	Value

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	111,297	$2,429,614	0.5
Armada Hoffler Properties Inc.	53,481	813,981	0.2
CareTrust REIT Inc.	84,375	1,926,281	0.4
DiamondRock Hospitality Co.(a)	183,143	1,760,004	0.4
Easterly Government Properties Inc.	62,740	1,438,001	0.3
GEO Group Inc. (The)	443,445	3,436,699	0.8
NexPoint Residential Trust Inc.	57,518	4,821,734	1.1
Service Properties Trust	143,555	1,261,848	0.3
SITE Centers Corp.	1,297,868	20,545,250	4.6
		38,433,412
Health Care Providers & Services
Magellan Health Inc.(a)	20,240	1,922,598	0.4
RadNet Inc.(a)	308,135	9,277,945	2.1
		11,200,543
Insurance
Ambac Financial Group Inc.(a)	768,705	12,337,715	2.8
Employers Holdings Inc.	74,539	3,084,424	0.7
Genworth Financial Inc.(a)	770,312	3,119,764	0.7
Horace Mann Educators Corp.	70,716	2,736,709	0.6
ProAssurance Corp.	115,964	2,933,889	0.7
Stewart Information Services Corp.	74,971	5,977,438	1.3
		30,189,939
Metals & Mining
Warrior Met Coal Inc.	930,420	23,921,098	5.4
			% of
			Basket
	Shares	Value	Value

Mortgage Real Estate Investment
Granite Point Mortgage Trust Inc.	84,585	$990,490	0.2
Oil, Gas & Consumable Fuels
Civitas Resources Inc.	282,233	13,820,950	3.1
Par Pacific Holdings Inc.(a)	361,088	5,954,341	1.3
		19,775,291
Software
Vonage Holdings Corp.(a)	2,872,892	59,727,425	13.4
Xperi Holding Corp.	260,107	4,918,623	1.1
		64,646,048
Thrifts & Mortgage Finance
Northfield Bancorp. Inc.	37,920	612,787	0.1
Northwest Bancshares Inc.	313,075	4,433,142	1.0
TrustCo Bank Corp. NY	54,209	1,805,702	0.4
WSFS Financial Corp.	1,389,005	69,616,931	15.6
		76,468,562
Total Reference Entity — Long		446,430,786
Net Value of Reference Entity — JPMorgan Chase Bank NA		$446,430,786

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$74,187,135,421	$—	$—	$74,187,135,421
Money Market Funds	4,010,827,751	—	—	4,010,827,751
	$78,197,963,172	$—	$—	$78,197,963,172
Derivative financial instruments(a)
Assets
Futures Contracts	$3,852,331	$—	$—	$3,852,331
Swaps	—	19,976,242	—	19,976,242
Liabilities
Swaps	—	(8,495,462)	—	(8,495,462)
	$3,852,331	$11,480,780	$—	$15,333,111

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust